                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-5188
                                   ---------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   4500 MAIN STREET, KANSAS CITY, MISSOURI                     64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                   (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                    ----------------------------

Date of fiscal year end:         DECEMBER 31
                            ----------------------------------------------------

Date of reporting period:        MARCH 31, 2006
                            ----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP BALANCED FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 60.9%
AEROSPACE & DEFENSE - 1.7%
            33,549  Boeing Co.                                     $   2,614,473
            10,997  Lockheed Martin Corp.                                826,205
                                                                 ---------------
                                                                       3,440,678
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.3%
               987  FedEx Corporation                                    111,472
             7,499  United Parcel Service, Inc. Cl B                     595,270
                                                                 ---------------
                                                                         706,742
                                                                 ---------------
AIRLINES - 0.1%
             6,195  Southwest Airlines Co.                               111,448
                                                                 ---------------
AUTO COMPONENTS - 0.6%
            66,110  Goodyear Tire & Rubber Co.
                    (The)(1)(2)                                          957,273
            12,103  TRW Automotive
                    Holdings Corp.(1)                                    282,000
                                                                 ---------------
                                                                       1,239,273
                                                                 ---------------
AUTOMOBILES - 0.3%
            76,262  Ford Motor Company                                   607,046
                                                                 ---------------
BEVERAGES - 2.6%
             7,782  Brown-Forman Corp. Cl B                              598,981
            56,336  Coca-Cola Company (The)                            2,358,793
             6,757  Coca-Cola Enterprises Inc.                           137,437
               444  Molson Coors Brewing Co.                              30,467
            34,737  Pepsi Bottling Group Inc.                          1,055,657
            28,727  PepsiAmericas, Inc.(2)                               702,375
             7,407  PepsiCo, Inc.                                        428,051
                                                                 ---------------
                                                                       5,311,761
                                                                 ---------------
BIOTECHNOLOGY - 1.2%
            11,293  Alkermes Inc.(1)(2)                                  249,011
            26,539  Amgen Inc.(1)                                      1,930,712
             7,030  Applera Corporation-Applied
                    Biosystems Group                                     190,794
               132  Gilead Sciences, Inc.(1)                               8,213
                                                                 ---------------
                                                                       2,378,730
                                                                 ---------------
BUILDING PRODUCTS - 0.4%
             9,295  USG Corp.(1)(2)                                      882,653
                                                                 ---------------
CAPITAL MARKETS - 3.4%
            40,917  Federated Investors Inc. Cl B                      1,597,809
            13,450  Goldman Sachs Group, Inc. (The)                    2,111,112
            15,502  Mellon Financial Corp.                               551,871
            10,790  Morgan Stanley                                       677,828

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            14,545  Northern Trust Corp.                                 763,613
            28,188  Raymond James Financial, Inc.                        833,237
             5,537  State Street Corp.                                   334,601
                                                                 ---------------
                                                                       6,870,071
                                                                 ---------------
CHEMICALS - 1.0%
            20,489  Celanese Corp., Series A                             429,654
            67,233  Lyondell Chemical Co.                              1,337,937
             3,381  Monsanto Co.                                         286,540
             4,068  Tronox Inc. Cl B(1)                                   69,115
                                                                 ---------------
                                                                       2,123,246
                                                                 ---------------
COMMERCIAL BANKS - 2.8%
            53,338  Bank of America Corp.                              2,429,013
             1,153  PNC Financial Services Group                          77,608
            18,885  Wachovia Corp.                                     1,058,504
            33,438  Wells Fargo & Co.                                  2,135,685
                                                                 ---------------
                                                                       5,700,810
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            13,991  John H. Harland Company(2)                           549,846
             2,593  Republic Services, Inc. Cl A                         110,228
             1,510  West Corp.(1)(2)                                      67,437
                                                                 ---------------
                                                                         727,511
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.5%
            40,233  Cisco Systems Inc.(1)                                871,849
             9,594  Motorola, Inc.                                       219,799
                                                                 ---------------
                                                                       1,091,648
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.6%
            13,390  Apple Computer, Inc.(1)                              839,821
             2,748  Dell Inc.(1)                                          81,780
            72,639  Hewlett-Packard Co.                                2,389,823
                                                                 ---------------
                                                                       3,311,424
                                                                 ---------------
CONSUMER FINANCE - 2.4%
            29,707  American Express Co.                               1,561,103
            35,088  AmeriCredit Corp.(1)                               1,078,254
            25,994  Capital One Financial Corp.                        2,093,037
             4,340  CompuCredit Corp.(1)(2)                              159,755
                                                                 ---------------
                                                                       4,892,149
                                                                 ---------------
CONTAINERS & PACKAGING(3)
             2,483  Silgan Holdings Inc.(2)                               99,742
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.1%
             6,558  Building Materials
                    Holding Corp.(2)                                     233,727
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES(3)
               346  Education Management Corp.(1)                         14,394
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.3%
             8,680  Moody's Corp.                                        620,273
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.9%
            19,193  AT&T Inc.                                            518,979
            14,200  BellSouth Corp.                                      492,030
             1,303  CenturyTel Inc.                                       50,973
            21,767  Verizon Communications                               741,384
                                                                 ---------------
                                                                       1,803,366
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
            18,776  Edison International                                 773,196
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.1%
            36,599  Arrow Electronics, Inc.(1)                         1,181,050
             4,068  AVX Corporation(2)                                    72,004
            15,168  Jabil Circuit, Inc.(1)                               650,100
             7,737  Plexus Corp.(1)                                      290,679
                                                                 ---------------
                                                                       2,193,833
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
            17,448  Pride International Inc.(1)                          544,029
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
            49,604  Kroger Co. (The)(1)                                1,009,938
            15,597  Longs Drug Stores Corp.(2)                           721,829
             3,066  Supervalu Inc.                                        94,494
                                                                 ---------------
                                                                       1,826,261
                                                                 ---------------
FOOD PRODUCTS - 1.0%
             4,876  Campbell Soup Company                                157,982
             7,884  Chiquita Brands
                    International, Inc.(2)                               132,215
            23,836  General Mills, Inc.                                1,208,009
               288  Seaboard Corp.(2)                                    459,072
                                                                 ---------------
                                                                       1,957,278
                                                                 ---------------
GAS UTILITIES - 0.1%
             7,232  UGI Corp.                                            152,378
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
            23,443  Becton Dickinson & Co.                             1,443,620

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,368  Hospira Inc.(1)                                      132,901
             6,059  Kinetic Concepts Inc.(1)(2)                          249,449
                                                                 ---------------
                                                                       1,825,970
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.2%
            47,878  AmerisourceBergen Corp.                            2,311,070
            25,126  Cardinal Health, Inc.                              1,872,390
            10,198  Express Scripts, Inc.(1)                             896,404
               609  Humana Inc.(1)                                        32,064
            38,448  McKesson Corp.                                     2,004,293
             6,995  Sierra Health Services, Inc.(1)                      284,697
            22,496  UnitedHealth Group Incorporated                    1,256,627
                                                                 ---------------
                                                                       8,657,545
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.3%
            11,686  Choice Hotels International Inc.(2)                  534,985
            19,968  Darden Restaurants, Inc.                             819,287
             5,000  Domino's Pizza Inc.(2)                               142,750
             4,639  Papa John's
                    International Inc.(1)(2)                             152,206
             3,257  Penn National Gaming, Inc.(1)                        137,380
             8,245  Royal Caribbean Cruises Ltd.                         346,455
            12,704  Yum! Brands, Inc.                                    620,717
                                                                 ---------------
                                                                       2,753,780
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.1%
            38,284  Colgate-Palmolive Co.                              2,186,016
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 1.7%
            86,082  AES Corporation (The)(1)                           1,468,559
            44,189  TXU Corp.                                          1,977,900
                                                                 ---------------
                                                                       3,446,459
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.2%
             4,351  Teleflex Inc.                                        311,662
                                                                 ---------------
INSURANCE - 2.8%
             9,382  Ace, Ltd.                                            487,958
             1,964  Arch Capital Group Ltd.(1)(2)                        113,401
            35,874  Berkley (W.R.) Corp.                               2,082,844
             8,795  Chubb Corp.                                          839,395
             2,584  Endurance Specialty Holdings Ltd.                     84,109
            40,074  First American Financial Corp.
                    (The)(2)                                           1,569,298
             2,882  LandAmerica Financial
                    Group Inc.(2)                                        195,544
             8,428  Zenith National Insurance Corp.                      405,640
                                                                 ---------------
                                                                       5,778,189
                                                                 ---------------
IT SERVICES - 2.8%
            44,312  Accenture Ltd. Cl A                                1,332,462
            29,213  Acxiom Corp.                                         754,864

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,277  Computer Sciences Corp.(1)                            70,937
            22,125  Global Payments Inc.(2)                            1,172,846
            28,920  International Business
                    Machines Corp.                                     2,385,033
                                                                 ---------------
                                                                       5,716,142
                                                                 ---------------
MACHINERY - 1.1%
            17,523  Cummins Inc.(2)                                    1,841,668
             3,146  JLG Industries Inc.                                   96,865
            13,833  Navistar International Corp.(1)                      381,514
                                                                 ---------------
                                                                       2,320,047
                                                                 ---------------
MEDIA - 1.7%
             8,731  CBS Corp. Cl B                                       209,369
            40,470  Disney (Walt) Co.                                  1,128,709
            18,236  DreamWorks Animation
                    SKG Inc.(1)(2)                                       482,342
             5,266  John Wiley & Sons Inc. Cl A                          199,318
            66,621  Time Warner Inc.                                   1,118,567
             8,233  Viacom Inc. Cl B                                     319,440
                                                                 ---------------
                                                                       3,457,745
                                                                 ---------------
METALS & MINING - 1.8%
            29,372  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    1,755,564
            14,823  Nucor Corp.                                        1,553,302
             2,852  Quanex Corporation(2)                                190,029
             2,090  Reliance Steel & Aluminum
                    Company(2)                                           196,293
                                                                 ---------------
                                                                       3,695,188
                                                                 ---------------
MULTI-UTILITIES - 0.8%
            41,571  PG&E Corp.                                         1,617,112
                                                                 ---------------
MULTILINE RETAIL - 1.1%
            15,670  Dollar Tree Stores Inc.(1)                           433,589
            28,910  J.C. Penney Co. Inc.                               1,746,453
                                                                 ---------------
                                                                       2,180,042
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.4%
            18,061  Chevron Corp.                                      1,046,996
             3,866  ConocoPhillips                                       244,138
            90,451  Exxon Mobil Corp.                                  5,504,847
            20,177  Kerr-McGee Corp.                                   1,926,500
            12,573  Marathon Oil Corp.                                   957,685
            20,783  Sunoco, Inc.                                       1,612,137
             1,887  Tesoro Corporation(2)                                128,958
            25,519  Valero Energy Corp.                                1,525,526
                                                                 ---------------
                                                                      12,946,787
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS - 0.2%
            13,522  Louisiana-Pacific Corp.                              367,798
                                                                 ---------------
PHARMACEUTICALS - 1.3%
            21,399  Alpharma Inc. Cl A(2)                                573,921
            22,857  Johnson & Johnson                                  1,353,591
            43,927  King Pharmaceuticals, Inc.(1)                        757,741
                                                                 ---------------
                                                                       2,685,253
                                                                 ---------------
REAL ESTATE - 0.8%
            32,915  CBL & Associates
                    Properties, Inc.(2)                                1,397,242
               881  Rayonier, Inc.                                        40,165
             2,247  Taubman Centers Inc.(2)                               93,632
                                                                 ---------------
                                                                       1,531,039
                                                                 ---------------
ROAD & RAIL - 0.2%
               400  Burlington Northern
                    Santa Fe Corp.                                        33,332
             8,828  Laidlaw International, Inc.                          240,122
             1,841  Union Pacific Corp.                                  171,857
                                                                 ---------------
                                                                         445,311
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.2%
            58,432  National Semiconductor Corp.                       1,626,747
             7,984  ON Semiconductor Corp.(1)(2)                          57,964
            21,737  Texas Instruments Inc.                               705,800
                                                                 ---------------
                                                                       2,390,511
                                                                 ---------------
SOFTWARE - 0.6%
             6,709  Autodesk, Inc.(1)                                    258,431
             3,518  BMC Software Inc.(1)                                  76,200
             5,755  Cadence Design Systems Inc.(1)                       106,410
             5,585  Intuit Inc.(1)                                       297,066
            17,905  Microsoft Corporation                                487,195
             6,323  Oracle Corp.(1)                                       86,562
                                                                 ---------------
                                                                       1,311,864
                                                                 ---------------
SPECIALTY RETAIL - 2.2%
            40,332  Barnes & Noble Inc.                                1,865,355
             2,404  Dress Barn Inc.(1)(2)                                115,272
             4,977  Group 1 Automotive, Inc.(2)                          236,607
            23,381  Home Depot, Inc. (The)                               989,016
            12,323  Lowe's Companies, Inc.                               794,094
             2,133  Pantry Inc. (The)(1)(2)                              133,078
            19,123  Payless ShoeSource, Inc.(1)(2)                       437,725
                                                                 ---------------
                                                                       4,571,147
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.4%
            11,766  Corus Bankshares Inc.(2)                             699,371

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             9,157  Downey Financial Corp.(2)                            616,266
            11,869  Golden West Financial Corp.                          805,906
            16,670  Washington Mutual, Inc.                              710,475
                                                                 ---------------
                                                                       2,832,018
                                                                 ---------------
TOBACCO - 0.1%
             3,588  Loews Corp. - Carolina Group                         169,605
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.1%
            10,366  UAP Holding Corp.(2)                                 222,869
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.5%
            41,503  Sprint Nextel Corp.                                1,072,438
                                                                 ---------------
TOTAL COMMON STOCKS                                                  124,106,204
(Cost $105,288,384)                                              ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 11.7%
        $1,750,000  FHLMC, 5.00%,
                    settlement date 4/18/06(5)                         1,705,704
           108,251  FHLMC, 7.00%, 11/1/13                                111,378
           141,071  FHLMC, 6.50%, 6/1/16                                 144,142
           175,421  FHLMC, 6.50%, 6/1/16                                 179,240
         1,554,751  FHLMC, 5.00%, 11/1/17(6)                           1,520,023
         1,050,066  FHLMC, 4.50%, 1/1/19(6)                            1,004,684
            39,349  FHLMC, 6.50%, 1/1/28                                  40,320
            27,125  FHLMC, 6.50%, 6/1/29                                  27,793
            35,388  FHLMC, 8.00%, 7/1/30                                  37,684
           959,344  FHLMC, 5.50%, 12/1/33                                938,822
         2,013,000  FNMA, 5.00%,
                    settlement date 4/12/06(5)                         1,916,754
         1,920,000  FNMA, 5.50%,
                    settlement date 4/12/06(5)                         1,874,400
         2,876,748  FNMA, 6.00%,
                    settlement date 4/12/06(5)                         2,876,749
           968,680  FNMA, 5.00%,
                    settlement date 4/18/06(5)                           944,463
         2,224,000  FNMA, 5.50%,
                    settlement date 4/18/06(5)                         2,210,795
           184,044  FNMA, 5.50%, 12/1/08                                 183,681
            13,863  FNMA, 6.50%, 11/1/11                                  14,151
            33,048  FNMA, 6.00%, 4/1/13                                   33,501
            13,615  FNMA, 6.00%, 4/1/13                                   13,802
            14,389  FNMA, 6.00%, 5/1/13                                   14,587
            79,004  FNMA, 6.50%, 6/1/13                                   80,892
            11,008  FNMA, 6.50%, 6/1/13                                   11,271
            18,734  FNMA, 6.00%, 7/1/13                                   18,991
           163,255  FNMA, 6.00%, 1/1/14                                  165,494
           529,236  FNMA, 4.50%, 5/1/19                                  506,666
           554,346  FNMA, 4.50%, 5/1/19                                  530,705
             7,411  FNMA, 6.50%, 1/1/28                                    7,600
            41,178  FNMA, 7.00%, 1/1/28                                   42,512
            79,960  FNMA, 6.50%, 1/1/29                                   82,008
            80,687  FNMA, 7.50%, 7/1/29                                   84,420
            35,557  FNMA, 7.50%, 9/1/30                                   37,176
            99,730  FNMA, 6.50%, 1/1/32                                  102,066
           643,246  FNMA, 5.50%, 6/1/33                                  629,340
         1,112,220  FNMA, 5.50%, 7/1/33                                1,088,176
           527,906  FNMA, 5.50%, 8/1/33                                  516,493
           795,559  FNMA, 5.00%, 11/1/33                                 759,773

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,183,168  FNMA, 5.50%, 1/1/34(6)                             2,135,973
            86,422  GNMA, 7.00%, 4/20/26                                  89,515
            52,737  GNMA, 7.50%, 8/15/26                                  55,475
            20,799  GNMA, 7.00%, 2/15/28                                  21,695
            42,358  GNMA, 7.50%, 2/15/28                                  44,494
            41,257  GNMA, 6.50%, 3/15/28                                  42,836
            28,567  GNMA, 6.50%, 3/15/28                                  29,661
             3,601  GNMA, 6.50%, 5/15/28                                   3,738
             7,032  GNMA, 6.50%, 5/15/28                                   7,301
            23,131  GNMA, 7.00%, 12/15/28                                 24,127
            21,502  GNMA, 8.00%, 12/15/29                                 23,026
           180,455  GNMA, 7.00%, 5/15/31                                 188,260
           773,090  GNMA, 5.50%, 11/15/32                                766,363
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            23,888,720
(Cost $24,284,406)                                               ---------------

CORPORATE BONDS - 8.3%
AEROSPACE & DEFENSE - 0.3%
           190,000  Honeywell International Inc.,
                    5.70%, 3/15/36                                       185,331
           280,000  United Technologies Corp.,
                    4.375%, 5/1/10                                       270,366
           140,000  United Technologies Corp.,
                    5.40%, 5/1/35(2)                                     132,436
                                                                 ---------------
                                                                         588,133
                                                                 ---------------
BEVERAGES - 0.2%
           190,000  Fortune Brands Inc.,
                    5.375%, 1/15/16                                      182,717
           250,000  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $254,055)(2)(7)                                 244,030
                                                                 ---------------
                                                                         426,747
                                                                 ---------------
BIOTECHNOLOGY - 0.1%
           230,000  Genentech, Inc., 4.75%, 7/15/15                      216,381
                                                                 ---------------
CAPITAL MARKETS - 0.5%
           250,000  Goldman Sachs Group, Inc.
                    (The), 5.70%, 9/1/12                                 251,557
           250,000  Goldman Sachs Group, Inc.
                    (The), 5.25%, 10/15/13                               243,759
           170,000  Merrill Lynch & Co., Inc.,
                    4.25%, 2/8/10(2)                                     163,373
           130,000  Morgan Stanley, 4.00%, 1/15/10                       123,626
           100,000  Morgan Stanley, 4.25%, 5/15/10                        95,381
           130,000  Morgan Stanley, 5.05%, 1/21/11                       127,568
                                                                 ---------------
                                                                       1,005,264
                                                                 ---------------
COMMERCIAL BANKS - 0.8%
           600,000  Bank of America Corp.,
                    4.375%, 12/1/10                                      575,675
           210,000  PNC Bank N.A., 4.875%, 9/21/17                       195,644
           200,000  SouthTrust Corp., 5.80%, 6/15/14                     200,686
           230,000  Wachovia Bank N.A.,
                    4.80%, 11/1/14                                       216,627
           340,000  Wachovia Bank N.A.,
                    4.875%, 2/1/15                                       321,299
           250,000  Wells Fargo & Co.,
                    4.625%, 8/9/10                                       242,868
                                                                 ---------------
                                                                       1,752,799
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES - 0.1%
           180,000  Waste Management, Inc.,
                    7.00%, 7/15/28                                       193,262
                                                                 ---------------
CONSUMER FINANCE - 0.1%
           200,000  American Express Centurion Bank,
                    4.375%, 7/30/09                                      194,709
                                                                 ---------------
DIVERSIFIED - 0.5%
           836,000  Morgan Stanley TRACERS(reg.sm),
                    7.78%, 3/1/32 (Acquired
                    3/15/02-8/28/02,
                    Cost $877,233)(7)                                    961,438
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
           250,000  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                       247,343
           300,000  Citigroup Inc., 5.00%, 9/15/14                       287,616
           330,000  Ford Motor Credit Co.,
                    6.50%, 1/25/07(2)                                    328,800
           170,000  General Electric Capital Corp.,
                    6.125%, 2/22/11                                      175,335
           145,000  HSBC Finance Corp.,
                    4.75%, 4/15/10(2)                                    141,257
           170,000  HSBC Finance Corp.,
                    4.625%, 9/15/10                                      164,084
           300,000  J.P. Morgan Chase & Co.,
                    6.75%, 2/1/11                                        315,688
                                                                 ---------------
                                                                       1,660,123
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 0.4%
           214,000  AT&T Corp., 9.05%, 11/15/11                          231,603
           220,000  Sprint Capital Corp.,
                    8.375%, 3/15/12                                      248,873
            90,000  Sprint Capital Corp.,
                    8.75%, 3/15/32                                       112,852
           130,000  Telecom Italia Capital SA,
                    4.00%, 1/15/10                                       122,317
                                                                 ---------------
                                                                         715,645
                                                                 ---------------
ELECTRIC UTILITIES - 0.3%
           150,000  Carolina Power & Light Co.,
                    5.15%, 4/1/15                                        144,493
           150,000  CenterPoint Energy
                    Resources Corp., 6.50%, 2/1/08                       152,290
           140,000  Florida Power Corp.,
                    4.50%, 6/1/10                                        135,049
           150,000  Southern California
                    Edison Co., 5.625%, 2/1/36                           140,896
                                                                 ---------------
                                                                         572,728
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.1%
           230,000  Wal-Mart Stores, Inc.,
                    4.125%, 7/1/10                                       219,868
                                                                 ---------------
FOOD PRODUCTS - 0.2%
           150,000  Archer-Daniels-Midland Co.,
                    5.375%, 9/15/35                                      137,206
           210,000  Cadbury Schweppes U.S.
                    Finance LLC, 3.875%, 10/1/08
                    (Acquired 6/14/05-8/18/05,
                    Cost $206,135)(7)                                    202,610
                                                                 ---------------
                                                                         339,816
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
           220,000  Baxter Financial Corp., 4.75%,
                    10/15/10 (Acquired 9/28/05,
                    Cost $219,327)(7)                                    213,197

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           240,000  Beckman Coulter, Inc.,
                    7.45%, 3/4/08                                        248,171
                                                                 ---------------
                                                                         461,368
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.1%
           260,000  Yum! Brands Inc.,
                    8.875%, 4/15/11                                      293,159
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
           200,000  D.R. Horton Inc., 7.875%, 8/15/11                    215,018
           140,000  KB Home, 6.375%, 8/15/11                             138,073
                                                                 ---------------
                                                                         353,091
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
           550,000  General Electric Co.,
                    5.00%, 2/1/13                                        535,748
                                                                 ---------------
INSURANCE - 0.5%
           250,000  Allstate Financial Global
                    Funding, 4.25%, 9/10/08
                    (Acquired 9/3/03,
                    Cost $249,510)(7)                                    244,220
           250,000  Genworth Financial Inc.,
                    5.75%, 6/15/14                                       251,829
           130,000  Genworth Financial Inc.,
                    4.95%, 10/1/15                                       123,108
           250,000  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $249,995)(7)                                    243,279
           140,000  Prudential Financial, Inc.,
                    5.40%, 6/13/35                                       127,320
                                                                 ---------------
                                                                         989,756
                                                                 ---------------
MACHINERY - 0.2%
           130,000  Dover Corp., 5.375%, 10/15/35(2)                     119,743
           260,000  John Deere Capital Corp.,
                    4.50%, 8/25/08                                       255,392
                                                                 ---------------
                                                                         375,135
                                                                 ---------------
MEDIA - 0.5%
            48,000  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                        54,055
           310,000  Comcast Corp., 5.90%, 3/15/16                        304,577
           290,000  Cox Communications, Inc.,
                    7.125%, 10/1/12                                      304,623
           250,000  News America Holdings,
                    7.75%, 1/20/24                                       270,882
                                                                 ---------------
                                                                         934,137
                                                                 ---------------
METALS & MINING - 0.1%
           170,000  Alcan Inc., 4.50%, 5/15/13                           158,164
                                                                 ---------------
MULTI-UTILITIES - 0.4%
           250,000  Dominion Resources Inc.,
                    4.125%, 2/15/08(2)                                   243,892
           130,000  Dominion Resources Inc.,
                    4.75%, 12/15/10                                      125,012
           220,000  Nisource Finance Corp.,
                    5.25%, 9/15/17                                       206,905
           150,000  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                        147,275
                                                                 ---------------
                                                                         723,084
                                                                 ---------------

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 0.2%
           100,000  May Department Stores Co.
                    (The), 3.95%, 7/15/07                                 97,941
           300,000  May Department Stores Co.
                    (The), 4.80%, 7/15/09                                294,107
                                                                 ---------------
                                                                         392,048
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 0.7%
           300,000  Devon Energy Corp.,
                    2.75%, 8/1/06                                        297,432
           350,000  Enterprise Products Operating
                    L.P., 4.95%, 6/1/10                                  339,816
           110,000  Enterprise Products Operating
                    L.P., 6.65%, 10/15/34                                109,648
           100,000  Pemex Project Funding Master
                    Trust, 5.75%, 12/15/15
                    (Acquired 1/26/06,
                    Cost $98,889)(2)(7)                                   95,875
           260,000  Premcor Refining Group Inc.
                    (The), 6.125%, 5/1/11                                264,632
           190,000  XTO Energy Inc., 5.30%, 6/30/15                      183,591
           120,000  XTO Energy Inc.,
                    6.10%, 4/1/36(2)                                     117,176
                                                                 ---------------
                                                                       1,408,170
                                                                 ---------------
PHARMACEUTICALS(3)
           100,000  Schering-Plough Corp.,
                    5.55%, 12/1/13                                        99,090
                                                                 ---------------
ROAD & RAIL - 0.2%
           300,000  Canadian National Railway Co.,
                    6.25%, 8/1/34                                        316,174
           200,000  Norfolk Southern Corp.,
                    5.64%, 5/17/29                                       190,654
                                                                 ---------------
                                                                         506,828
                                                                 ---------------
SOFTWARE - 0.1%
           235,000  Oracle Corp./Ozark Holding Inc.,
                    5.00%, 1/15/11
                    (Acquired 1/10/06,
                    Cost $234,147)(7)                                    229,764
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
           240,000  Home Depot, Inc. (The),
                    5.40%, 3/1/16                                        237,559
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.2%
           400,000  Nextel Communications Inc.,
                    5.95%, 3/15/14                                       396,499
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 16,940,513
(Cost $17,298,193)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(4) - 7.6%
         5,101,835  Bank of America Commercial
                    Mortgage Inc. STRIPS - COUPON,
                    Series 2004-1, Class XP, VRN,
                    0.86%, 4/1/06                                        119,842
         1,200,000  Bank of America Mortgage
                    Securities, Series 2004 F,
                    Class 2A5, VRN, 4.15%, 4/1/06(6)                   1,153,787
         6,500,000  Bear Stearns Commercial
                    Mortgage Securities STRIPS -
                    COUPON, Series 2004 T16,
                    Class X2, VRN, 0.97%, 4/1/06                         220,376
            46,412  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 4.88%, 4/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps, Final
                    Maturity 7/15/18 (Acquired
                    8/19/04-9/30/04,
                    Cost $46,415)(7)                                      46,442

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           235,288  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 F10A, Class A1, VRN,
                    4.85%, 4/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    3/18/05, Cost $235,288)(7)                           235,409
           499,786  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    4.90%, 4/17/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 11/15/17 (Acquired
                    11/18/05, Cost $499,786)(7)                          500,057
         3,098,185  FHLMC, Series 2527, Class BN
                    SEQ, 5.00%, 2/15/16                                3,079,248
           680,299  FHLMC, Series 2937, Class KA,
                    4.50%, 12/15/14                                      672,262
           344,963  GMAC Commercial Mortgage
                    Securities, Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                        343,419
         1,100,000  GMAC Commercial Mortgage
                    Securities, Inc., Series 2005 C1,
                    Class A2 SEQ, 4.47%, 5/10/43                       1,066,842
           880,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG5,
                    Class A5, 5.22%, 4/10/37(2)                          857,443
           900,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30                                  865,054
           880,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A5
                    SEQ, 4.74%, 7/15/30                                  829,584
           755,000  LB-UBS Commercial Mortgage
                    Trust, Series 2006 C1, Class A4
                    SEQ, 5.16%, 2/15/31                                  731,925
           485,798  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2005 LLFA, Class A1, VRN,
                    4.85%, 4/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.10% with no caps (Acquired
                    7/25/05, Cost $485,798)(7)                           486,068
            81,887  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1, 7.00%,
                    12/25/33                                              82,111
           747,628  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 4.85%,
                    4/17/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps, Final Maturity 1/15/18
                    (Acquired 3/24/05,
                    Cost $747,628)(7)                                    748,048
         1,520,000  Wachovia Bank Commercial
                    Mortgage Trust, Series 2006 C23,
                    Class A4, 5.42%, 1/15/45(6)                        1,498,965
           750,000  Washington Mutual, Inc.,
                    Series 2004 AR4, Class A6,
                    3.81%, 6/25/34                                       714,408
           970,000  Washington Mutual, Inc.,
                    Series 2004 AR9, Class A7,
                    VRN, 4.17%, 4/1/06                                   933,997
           390,522  Washington Mutual, Inc.,
                    Series 2005 AR11, Class A1C1,
                    VRN, 5.02%, 4/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.20% with a cap of 10.50%                      390,427
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                             15,575,714
(Cost $15,853,811)                                               ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 7.6%
           600,000  FHLB, 4.625%, 9/11/20                                552,208
           950,000  FHLMC, 5.00%, 9/17/07                                948,830
         2,680,000  FHLMC, 4.90%, 11/3/08(6)                           2,657,595
         1,400,000  FHLMC, 7.00%, 3/15/10                              1,493,257
           700,000  FHLMC, 5.50%, 3/28/16                                699,103
           900,000  FHLMC, 5.30%, 5/12/20                                856,557
         3,250,000  FNMA, 5.25%, 4/15/07(6)                            3,254,375
           900,000  FNMA, 4.50%, 10/15/08(2)                             888,747

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         1,025,000  FNMA, 6.625%, 9/15/09(6)                           1,073,098
           880,000  FNMA, 6.00%, 5/15/11                                 913,314
         2,200,000  FNMA, 5.80%, 2/9/26(6)                             2,157,397
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               15,494,481
(Cost $15,648,497)                                               ---------------

U.S. TREASURY SECURITIES - 3.9%
         1,770,000  U.S. Treasury Bonds,
                    8.125%, 8/15/21(6)                                 2,343,038
         2,300,000  U.S. Treasury Bonds,
                    7.125%, 2/15/23(2)                                 2,829,361
           300,000  U.S. Treasury Bonds,
                    6.125%, 11/15/27(2)                                  341,625
           800,000  U.S. Treasury Bonds,
                    4.50%, 2/15/36(2)                                    750,875
         1,760,000  U.S. Treasury Notes,
                    4.50%, 2/28/11(2)                                  1,734,908
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                         7,999,807
(Cost $8,171,342)                                                ---------------

ASSET-BACKED SECURITIES(4) - 3.4%
             7,069  ABSC Net Interest Margin,
                    Series 2004 HE5, Class A1,
                    5.00%, 8/27/34
                    (Acquired 6/22/04,
                    Cost $7,050)(7)                                        7,044
           410,000  Accredited Mortgage Loan Trust,
                    Series 2006-1, Class A1, VRN,
                    4.88%, 4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.06% with no caps                                   410,000
           373,290  Ameriquest Mortgage
                    Securities Inc., Series 2006 R1,
                    Class A2A, VRN, 4.90%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.08% with no caps                        373,555
             4,725  AQ Finance Net Interest Margin,
                    Series 2004 RN5, Class A, 5.19%,
                    6/29/34 (Acquired 6/24/04,
                    Cost $4,725)(7)                                        4,704
             3,902  Argent Net Interest Margin,
                    Series 2004 WN9, Class A, 5.19%,
                    10/25/34 (Acquired 9/9/04,
                    Cost $3,902)(7)                                        3,897
             4,675  Asset Backed Funding Corp. Net
                    Interest Margin, Series 2004
                    OPT4, Class N1, 4.45%, 5/26/34                         4,666
           800,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 4.81%, 4/15/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                        800,958
           795,729  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 4.81%,
                    4/17/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps, Final Maturity 10/15/18                     796,466
             5,199  Countrywide Asset-Backed
                    Certificates, Series 2004-5N,
                    Class N1, 5.50%, 10/25/35                              5,192
             6,546  Countrywide Asset-Backed
                    Certificates, Series 2004-11N,
                    Class N, 5.25%, 4/25/36
                    (Acquired 10/27/04,
                    Cost $6,543)(7)                                        6,526
           478,131  Countrywide Asset-Backed
                    Certificates, Series 2005-7,
                    Class 3AV1, VRN, 4.94%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.12% with no caps                        478,427
           500,000  Countrywide Asset-Backed
                    Certificates, Series 2006-6,
                    Class 2A1, VRN, 4.82%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps                        500,000
         1,100,000  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 4.88%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with
                    no caps(6)                                         1,100,000

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
           174,802  First Franklin Mortgage Loan
                    Asset Backed Certificates, Series
                    2005 FF4, Class 2A1, VRN, 4.90%,
                    4/25/06, resets monthly off the
                    1-month LIBOR plus 0.08%
                    with no caps                                         174,926
             5,387  GSAMP Net Interest Margin,
                    Series 2004, Class N1, 5.50%,
                    9/25/34 (Acquired 9/20/04,
                    Cost $5,389)(7)                                        5,386
           240,000  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 4.88%, 4/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps                              239,925
             4,380  Long Beach Asset Holdings Corp.,
                    Series 2004-5, Class C and P,
                    5.00%, 9/25/34 (Acquired
                    9/15/04, Cost $4,390)(7)                               4,372
            31,538  Long Beach Asset Holdings Corp.,
                    Series 2005-1, Class N1, 4.12%,
                    2/25/35 (Acquired 1/19/05,
                    Cost $31,538)(7)                                      31,460
           220,000  Long Beach Mortgage Loan Trust,
                    Series 2006-2, Class 2A1, VRN,
                    4.89%, 4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.07% with no caps                                   220,000
           223,643  NovaStar Home Equity Loan,
                    Series 2005-1, Class A2A, VRN,
                    4.94%, 4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.12% with a cap of 11.00%                           223,826
           542,880  NovaStar Home Equity Loan,
                    Series 2005-4, Class A2A, VRN,
                    4.91%, 4/25/06, resets monthly
                    off the 1-month LIBOR plus
                    0.09% with a cap of 11.00%                           543,254
           122,782  Residential Asset Mortgage
                    Products, Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.99%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%, Final Maturity 5/25/27                       122,875
           552,577  Residential Asset Mortgage
                    Products, Inc., Series 2005 RS1,
                    Class AII1, VRN, 4.93%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.11% with a cap
                    of 14.00%                                            553,032
           100,000  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                        96,175
             7,807  Sail Net Interest Margin Notes,
                    Series 2004-8A, Class A, 5.00%,
                    9/27/34 (Acquired 9/13/04,
                    Cost $7,824)(7)                                        7,788
             2,901  Sail Net Interest Margin Notes,
                    Series 2004 BNCA, Class A,
                    5.00%, 9/27/34 (Acquired 8/5/04,
                    Cost $2,897)(7)                                        2,899
           300,000  SLM Student Loan Trust,
                    Series 2006-2, Class A1, VRN,
                    4.85%, 6/26/06, resets quarterly
                    off the 3-month LIBOR minus
                    0.03% with no caps                                   300,185
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                          7,017,538
(Cost $7,018,060)                                                ---------------

SOVEREIGN GOVERNMENTS & AGENCIES - 0.3%
           270,000  Province of Quebec,
                    5.00%, 7/17/09                                       268,513
           280,000  Republic of Italy, 4.00%, 6/16/08                    273,509
                                                                 ---------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES                                   542,022
(Cost $555,173)                                                  ---------------

MUNICIPAL SECURITIES - 0.1%
           300,000  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                        281,268
                                                                 ---------------
(Cost $302,481)

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.5%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 3.50% - 10.625%,
5/31/07 - 8/15/15 valued at $3,058,640),
in a joint trading account at 4.46%,
dated 3/31/06, due 4/3/06
(Delivery value $3,001,115)(6)                                         3,000,000
                                                                 ---------------
(Cost $3,000,000)

COLLATERAL RECEIVED FOR
SECURITIES LENDING(8) - 10.7%
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.875%, dated 3/31/06, due 4/3/06
(Delivery value $21,859,850)                                          21,850,964
                                                                 ---------------
(Cost $21,850,964)

TOTAL INVESTMENT SECURITIES - 116.0%                                 236,697,231
                                                                 ---------------
(Cost $219,271,311)

OTHER ASSETS AND LIABILITIES - (16.0)%                              (32,680,893)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 204,016,338
                                                                 ===============

FUTURES CONTRACTS*
                                   Expiration    Underlying Face     Unrealized
Contracts Sold                       Date        Amount at Value     Gain (Loss)
--------------------------------------------------------------------------------
27 U.S. Treasury 10-Year Notes     June 2006       $2,872,547          $19,908
                                                ================================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS**
--------------------------------------------------------------------------------
Notional                                                             Unrealized
Amount       Description of Agreement              Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
$2,430,000   Receive quarterly a fixed rate        December 2010     $   (656)
             equal to 0.45% multiplied by the
             notional amount and pay to Deutsche
             Bank AG upon each default event of
             one of the issues of Dow Jones CDX
             N.A. Investment Grade 5, par value
             of the proportional notional amount.
--------------------------------------------------------------------------------
 1,950,000   Receive quarterly a fixed rate        December 2010       (4,544)
             equal to 0.85% multiplied by the
             notional amount and pay to Barclays
             Capital, Inc. upon each default
             event of one of the issues of Dow
             Jones CDX N.A. Investment Grade 5,
             par value of the proportional
             notional amount.
--------------------------------------------------------------------------------
 2,200,000   Receive quarterly a fixed rate        June 2011              (16)
             equal to 0.40% multiplied by the
             notional amount and pay to Barclays
             Capital, Inc. upon each default
             event of one of the issues of Dow
             Jones CDX N.A. Investment Grade 6,
             par value of the proportional
             notional amount.
--------------------------------------------------------------------------------
 1,200,000   Receive quarterly a fixed rate        June 2011            3,653
             equal to 0.75% multiplied by the
             notional amount and pay to
             Deutsche Bank AG upon each
             default event of one of the
             issues of Dow Jones CDX N.A.
             Investment Grade 6, par value of
             the proportional notional amount.
--------------------------------------------------------------------------------
                                                                     $ (1,563)
                                                                    ============

**SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ABSC = Asset-Backed Securities Corp.
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
GSAMP = Goldman Sachs Mortgage Pass-through
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of March 31, 2006. The aggregate value of securities on loan at March 31, 2006, was $21,913,137.
(3) Industry is less than 0.05% of total net assets.
(4) Final maturity indicated, unless otherwise noted.
(5) Forward commitment.
(6) Security, or a portion thereof, has been segregated for a forward commitment, futures contract and/or swap agreement.
(7) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2006, was $4,524,513, which represented 2.2% of total net assets.
(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP BALANCED - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 219,696,208
                                                                 ===============
Gross tax appreciation of investments                             $  19,640,898
Gross tax depreciation of investments                                (2,639,875)
                                                                 ---------------
Net tax appreciation of investments                               $  17,001,023
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP CAPITAL APPRECIATION FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 5.8%
           119,081  BE Aerospace, Inc.(1)                          $   2,991,315
            31,900  Boeing Co.                                         2,485,967
           250,200  Precision Castparts Corp.                         14,861,880
            34,427  Rockwell Collins                                   1,939,961
                                                                 ---------------
                                                                      22,279,123
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.5%
           181,482  UTI Worldwide Inc.                                 5,734,831
                                                                 ---------------
BIOTECHNOLOGY - 1.8%
            99,700  CSL Ltd. ORD                                       3,908,043
            46,200  Gilead Sciences, Inc.(1)                           2,874,564
                                                                 ---------------
                                                                       6,782,607
                                                                 ---------------
BUILDING PRODUCTS - 1.8%
            74,600  NCI Building Systems Inc.(1)                       4,458,842
            24,600  USG Corp.(1)                                       2,336,016
                                                                 ---------------
                                                                       6,794,858
                                                                 ---------------
CAPITAL MARKETS - 4.2%
            32,000  Goldman Sachs Group, Inc. (The)                    5,022,720
            64,500  Investors Financial
                    Services Corporation                               3,023,115
           178,052  Lazard Ltd. Cl A                                   7,878,801
                                                                 ---------------
                                                                      15,924,636
                                                                 ---------------
CHEMICALS - 1.9%
            86,374  Monsanto Co.                                       7,320,198
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.8%
            63,378  Monster Worldwide Inc.(1)                          3,160,027
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
           108,200  CIENA Corporation(1)                                 563,722
           315,000  Finisar Corp.(1)                                   1,559,250
            12,800  Research In Motion Ltd.(1)                         1,086,464
                                                                 ---------------
                                                                       3,209,436
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.2%
            63,039  Apple Computer, Inc.(1)                            3,953,806
            86,757  Rackable Systems, Inc.(1)                          4,585,108
                                                                 ---------------
                                                                       8,538,914
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING - 5.8%
           306,000  Chiyoda Corporation ORD                            7,123,232
           186,000  Foster Wheeler Ltd.(1)                             8,799,660
            47,300  Granite Construction Inc.                          2,302,564
            76,621  McDermott International, Inc.(1)                   4,172,013
                                                                 ---------------
                                                                      22,397,469
                                                                 ---------------
CONSTRUCTION MATERIALS - 3.8%
            28,271  Cemex SA de CV ADR                                 1,845,531
            66,761  Eagle Materials Inc.                               4,256,681
            44,750  Martin Marietta Materials, Inc.                    4,789,593
            41,300  Vulcan Materials Co.                               3,578,645
                                                                 ---------------
                                                                      14,470,450
                                                                 ---------------
CONSUMER FINANCE - 1.1%
            13,950  ORIX Corp. ORD                                     4,343,635
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.6%
            40,000  Daktronics Inc.                                    1,460,000
            28,200  Tektronix, Inc.                                    1,007,022
                                                                 ---------------
                                                                       2,467,022
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 11.0%
           121,300  Aker Kvaerner ASA ORD                             10,736,643
           134,300  Diamond Offshore Drilling, Inc.                   12,019,849
            40,529  National Oilwell Varco, Inc.(1)                    2,598,719
            34,400  Noble Corp.                                        2,789,840
            29,400  Technip SA ORD                                     1,990,749
            27,874  TETRA Technologies, Inc.(1)                        1,311,193
            34,500  Transocean Inc.(1)                                 2,770,350
           178,539  Weatherford International Ltd.(1)                  8,168,159
                                                                 ---------------
                                                                      42,385,502
                                                                 ---------------
FOOD PRODUCTS - 1.2%
           134,441  Archer-Daniels-Midland Co.                         4,523,940
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
            30,260  ev3 Inc.(1)                                          535,905
            23,700  Hologic, Inc.(1)                                   1,311,795
                                                                 ---------------
                                                                       1,847,700
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%
           126,388  Aetna Inc.                                         6,210,706
            92,745  Covance Inc.(1)                                    5,448,769
            26,900  Humana Inc.(1)                                     1,416,285
            73,022  Pharmaceutical Product
                    Development, Inc.                                  2,527,291
           111,400  PSS World Medical Inc.(1)                          2,148,906
                                                                 ---------------
                                                                      17,751,957
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 7.8%
            33,687  Chipotle Mexican Grill Inc. Cl A(1)                1,865,923
            81,700  Harrah's Entertainment, Inc.                       6,369,332
           127,000  International Game Technology                      4,472,940
           118,600  Las Vegas Sands Corp.(1)                           6,719,876
            25,300  Panera Bread Co.(1)                                1,902,054
           107,698  Station Casinos Inc.                               8,547,989
                                                                 ---------------
                                                                      29,878,114
                                                                 ---------------
HOUSEHOLD DURABLES - 1.1%
           816,800  Corporacion GEO SA de CV,
                    Series B ORD(1)                                    3,007,132
            26,160  Ethan Allen Interiors Inc.                         1,099,243
                                                                 ---------------
                                                                       4,106,375
                                                                 ---------------
INSURANCE - 2.9%
            63,000  AON Corp.                                          2,615,130
            49,300  Berkley (W.R.) Corp.                               2,862,358
           106,159  HCC Insurance Holdings, Inc.                       3,694,333
            53,200  Philadelphia Consolidated
                    Holding Co.(1)                                     1,816,248
                                                                 ---------------
                                                                      10,988,069
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
            22,376  NutriSystem, Inc.(1)                               1,063,308
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
            44,300  Digital River Inc.(1)                              1,931,923
                                                                 ---------------
IT SERVICES - 4.6%
           193,600  Alliance Data Systems Corp.(1)                     9,054,672
            43,059  Euronet Worldwide Inc.(1)                          1,628,922
            30,600  MoneyGram International Inc.                         940,032
           109,505  Satyam Computer
                    Services Ltd. ADR                                  4,791,939
            28,518  SRA International, Inc. Cl A(1)                    1,075,984
                                                                 ---------------
                                                                      17,491,549
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.1%
            10,600  Aruze Corp. ORD                                      243,150
                                                                 ---------------
MACHINERY - 3.8%
            24,600  Bucyrus International, Inc. Cl A                   1,185,474
            80,824  JLG Industries Inc.                                2,488,571
            38,006  Joy Global Inc.                                    2,271,619
            94,857  Manitowoc Co.                                      8,646,215
                                                                 ---------------
                                                                      14,591,879
                                                                 ---------------

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
MARINE - 0.7%
            40,899  American Commercial
                    Lines Inc.(1)                                      1,930,433
            12,935  Kirby Corporation(1)                                 881,003
                                                                 ---------------
                                                                       2,811,436
                                                                 ---------------
MEDIA - 1.1%
            73,225  Focus Media Holding Ltd. ADR(1)                    4,248,515
                                                                 ---------------
METALS & MINING - 3.2%
            21,000  Alcan Inc.                                           960,330
            92,675  Oregon Steel Mills, Inc.(1)                        4,742,180
            82,500  Phelps Dodge Corp.                                 6,643,725
                                                                 ---------------
                                                                      12,346,235
                                                                 ---------------
MULTI-UTILITIES - 0.5%
            43,400  Sempra Energy                                      2,016,364
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 1.2%
            89,892  Denbury Resources Inc.(1)                          2,846,880
            36,200  Peabody Energy Corp.                               1,824,842
                                                                 ---------------
                                                                       4,671,722
                                                                 ---------------
PHARMACEUTICALS - 2.6%
            45,300  Aspreva Pharmaceuticals Corp.(1)                   1,127,517
            17,000  Schwarz Pharma AG ORD                              1,367,527
           208,300  Shire plc                                          3,195,642
            89,700  Shire plc ADR                                      4,170,152
                                                                 ---------------
                                                                       9,860,838
                                                                 ---------------
REAL ESTATE - 0.5%
           121,000  Urban Corp. ORD                                    1,930,572
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.8%
           122,700  Advanced Micro Devices, Inc.(1)                    4,068,732
            73,760  Atheros Communications, Inc.(1)                    1,931,774
            80,117  Intersil Corp. Cl A                                2,316,984
            38,769  Microsemi Corporation(1)                           1,128,566
            98,760  OmniVision Technologies, Inc.(1)                   2,982,552
            72,900  Trident Microsystems, Inc.(1)                      2,118,474
                                                                 ---------------
                                                                      14,547,082
                                                                 ---------------
SPECIALTY RETAIL - 0.1%
             7,385  Aeropostale Inc.(1)                                  222,732
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.3%
            77,204  Crocs, Inc.(1)                                     1,941,681
            81,100  Polo Ralph Lauren Corp.                            4,915,471

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             5,100  Puma AG Rudolf Dassler
                    Sport ORD                                          1,932,015
                                                                 ---------------
                                                                       8,789,167
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 0.3%
           382,000  China Merchants Holdings
                    International Co. Ltd. ORD                         1,102,751
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 11.3%
           368,900  America Movil SA de CV
                    Series L ADR                                      12,638,514
           101,500  American Tower Corp. Cl A(1)                       3,077,480
           470,436  NII Holdings, Inc.(1)                             27,741,610
                                                                 ---------------
                                                                      43,457,604
                                                                 ---------------
TOTAL COMMON STOCKS                                                  376,231,690
(Cost $284,531,081)                                              ---------------

TEMPORARY CASH INVESTMENTS - 2.1%
        $8,000,000  FNMA Discount Notes,
                    4.61%, 4/3/06(2)                                   8,000,000
                                                                 ---------------
(Cost $7,997,951)

TOTAL INVESTMENT SECURITIES - 100.2%                                 384,231,690
                                                                 ---------------
(Cost $292,529,032)

OTHER ASSETS AND LIABILITIES - (0.2)%                                  (628,751)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 383,602,939
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                SETTLEMENT                           UNREALIZED
     CONTRACTS TO SELL             DATE              VALUE           GAIN (LOSS)
--------------------------------------------------------------------------------
  2,744,152  AUD for USD        4/28/2006         $ 1,987,054        $  (36,756)
    881,719  Euro for USD       4/28/2006           1,070,541           (10,255)
  1,174,680  Euro for USD       4/28/2006           1,426,238           (13,086)
    921,206  GBP for USD        4/28/2006           1,599,994            (3,212)
795,454,000  JPY for USD        4/28/2006           6,782,021           (21,915)
 25,451,488  MXN for USD        4/28/2006           2,332,380           (20,458)
 35,298,300  NOK for USD        4/28/2006           5,394,407           (67,125)
                                               ---------------------------------
                                                  $20,592,635        $ (172,807)
                                               =================================
(Value on Settlement Date $20,419,828)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
AUD = Australian Dollar
FNMA = Federal National Mortgage Association
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Nuevo Peso
NOK = Norwegian Krona
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VP CAPITAL APPRECIATION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 292,949,690
                                                                 ===============
Gross tax appreciation of investments                             $  92,504,533
Gross tax depreciation of investments                                (1,222,533)
                                                                 ---------------
Net tax appreciation of investments                               $  91,282,000
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report. The American Century Investments logo, American
Century and American Century Investments are service marks of American Century
Proprietary Holdings, Inc.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INCOME & GROWTH FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
AEROSPACE & DEFENSE - 2.1%
            17,864  Lockheed Martin Corp.                          $   1,342,122
           228,799  Northrop Grumman Corp.                            15,624,684
             2,832  Raytheon Company                                     129,819
                                                                 ---------------
                                                                      17,096,625
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.2%
            21,679  FedEx Corporation                                  2,448,426
            86,551  United Parcel Service, Inc. Cl B                   6,870,419
                                                                 ---------------
                                                                       9,318,845
                                                                 ---------------
AIRLINES - 0.2%
            67,874  Southwest Airlines Co.                             1,221,053
                                                                 ---------------
AUTO COMPONENTS - 0.4%
           102,150  ArvinMeritor Inc.                                  1,523,057
           108,959  Goodyear Tire & Rubber Co.
                    (The)(1)                                           1,577,726
                                                                 ---------------
                                                                       3,100,783
                                                                 ---------------
AUTOMOBILES - 1.5%
         1,555,730  Ford Motor Company                                12,383,611
                                                                 ---------------
BEVERAGES(2)
             3,095  Molson Coors Brewing Co.                             212,379
                                                                 ---------------
BIOTECHNOLOGY - 1.7%
            68,239  Amgen Inc.(1)                                      4,964,387
           301,525  Applera Corporation-Applied
                    Biosystems Group                                   8,183,388
            13,948  ViroPharma Inc.(1)                                   177,140
                                                                 ---------------
                                                                      13,324,915
                                                                 ---------------
BUILDING PRODUCTS - 0.4%
            33,375  USG Corp.(1)                                       3,169,290
                                                                 ---------------
CAPITAL MARKETS - 2.6%
            67,414  Goldman Sachs Group, Inc. (The)                   10,581,301
           142,545  Morgan Stanley                                     8,954,677
            41,487  Raymond James Financial, Inc.                      1,226,356
                                                                 ---------------
                                                                      20,762,334
                                                                 ---------------
CHEMICALS - 2.2%
           120,522  Eastman Chemical Company                           6,168,316
           485,434  Lyondell Chemical Co.                              9,660,137

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            99,018  Olin Corp.                                         2,125,916
                                                                 ---------------
                                                                      17,954,369
                                                                 ---------------
COMMERCIAL BANKS - 9.4%
           714,276  Bank of America Corp.                             32,528,128
            28,857  Comerica Inc.                                      1,672,840
           280,127  First Horizon National Corp.                      11,667,290
           459,831  National City Corp.                               16,048,102
            87,202  Wachovia Corp.                                     4,887,672
           131,384  Wells Fargo & Co.                                  8,391,496
                                                                 ---------------
                                                                      75,195,528
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.4%
            40,966  John H. Harland Company                            1,609,964
            38,918  R.R. Donnelley & Sons Company                      1,273,397
                                                                 ---------------
                                                                       2,883,361
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
           108,044  Motorola, Inc.                                     2,475,288
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.8%
           412,780  Hewlett-Packard Co.                               13,580,462
            25,345  Imation Corporation                                1,087,554
                                                                 ---------------
                                                                      14,668,016
                                                                 ---------------
CONSUMER FINANCE - 0.4%
             8,429  AmeriCredit Corp.(1)                                 259,023
            40,910  Capital One Financial Corp.                        3,294,073
                                                                 ---------------
                                                                       3,553,096
                                                                 ---------------
DISTRIBUTORS - 0.4%
            83,910  Building Materials Holding Corp.                   2,990,552
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
           251,189  Citigroup Inc.                                    11,866,168
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.7%
           436,859  AT&T Inc.                                         11,812,667
           288,227  Verizon Communications                             9,817,012
                                                                 ---------------
                                                                      21,629,679
                                                                 ---------------
ELECTRIC UTILITIES - 2.0%
            80,970  Edison International                               3,334,345
            86,089  FirstEnergy Corp.                                  4,209,752
           228,473  Pepco Holdings, Inc.                               5,206,899

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            79,651  Pinnacle West Capital Corp.                        3,114,354
                                                                 ---------------
                                                                      15,865,350
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 1.1%
           257,257  Arrow Electronics, Inc.(1)                         8,301,683
            18,270  Nam Tai Electronics, Inc.                            418,566
            12,905  Tech Data Corp.(1)                                   476,324
                                                                 ---------------
                                                                       9,196,573
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.3%
            46,677  Veritas DGC Inc.(1)                                2,118,669
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
             7,340  Longs Drug Stores Corp.                              339,695
           303,081  Supervalu Inc.                                     9,340,957
                                                                 ---------------
                                                                       9,680,652
                                                                 ---------------
FOOD PRODUCTS - 1.8%
           172,015  Chiquita Brands International, Inc.                2,884,692
           104,009  Del Monte Foods Co.                                1,233,547
           107,853  General Mills, Inc.                                5,465,989
           141,168  Pilgrim's Pride Corp.                              3,059,111
             1,144  Seaboard Corp.                                     1,823,536
                                                                 ---------------
                                                                      14,466,875
                                                                 ---------------
GAS UTILITIES - 0.9%
            99,512  NICOR Inc.                                         3,936,695
           145,245  UGI Corp.                                          3,060,312
                                                                 ---------------
                                                                       6,997,007
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%
            97,892  Becton Dickinson & Co.                             6,028,190
            57,914  Hospira Inc.(1)                                    2,285,286
                                                                 ---------------
                                                                       8,313,476
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.5%
           169,849  AmerisourceBergen Corp.                            8,198,611
            58,842  Kindred Healthcare Inc.(1)                         1,479,876
            21,375  Magellan Health Services Inc.(1)                     865,046
           188,907  McKesson Corp.                                     9,847,723
                                                                 ---------------
                                                                      20,391,256
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.9%
            68,961  Darden Restaurants, Inc.                           2,829,470
           131,927  McDonald's Corporation                             4,533,012
                                                                 ---------------
                                                                       7,362,482
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 1.1%
             3,051  American Greetings Cl A                               65,963
            23,617  Lennar Corp.                                       1,425,994
           151,505  Newell Rubbermaid Inc.                             3,816,411
           152,853  Tupperware Brands Corp.                            3,147,243
                                                                 ---------------
                                                                       8,455,611
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.8%
           247,159  Kimberly-Clark Corp.                              14,285,790
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.1%
            13,905  TXU Corp.                                            622,388
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
            16,039  General Electric Co.                                 557,836
             1,164  Teleflex Inc.                                         83,377
           129,643  Tyco International Ltd.                            3,484,805
                                                                 ---------------
                                                                       4,126,018
                                                                 ---------------
INSURANCE - 5.5%
           270,306  Ace, Ltd.                                         14,058,615
            67,526  American Financial Group, Inc.                     2,809,757
            36,323  Chubb Corp.                                        3,466,667
            19,667  Endurance Specialty Holdings Ltd.                    640,161
           202,415  First American
                    Financial Corp. (The)                              7,926,571
            32,796  Hartford Financial Services
                    Group Inc. (The)                                   2,641,718
            83,942  LandAmerica Financial Group Inc.                   5,695,465
            11,944  Lincoln National Corp.                               652,023
            16,885  Loews Corp.                                        1,708,762
            42,239  Nationwide Financial Services Cl A                 1,817,122
            42,557  Protective Life Corporation                        2,116,785
            14,803  Zenith National Insurance Corp.                      712,468
                                                                 ---------------
                                                                      44,246,114
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.5%
           865,611  EarthLink Inc.(1)                                  8,266,585
           266,229  United Online, Inc.                                3,423,705
                                                                 ---------------
                                                                      11,690,290
                                                                 ---------------
IT SERVICES - 3.7%
            23,994  Accenture Ltd. Cl A                                  721,500
            38,561  Acxiom Corp.                                         996,416
           104,851  Computer Sciences Corp.(1)                         5,824,473
           270,079  International Business
                    Machines Corp.                                    22,273,415
                                                                 ---------------
                                                                      29,815,804
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.7%
           169,793  Eastman Kodak Co.                                  4,828,913

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            55,358  Hasbro, Inc.                                       1,168,054
                                                                 ---------------
                                                                       5,996,967
                                                                 ---------------
MACHINERY - 2.0%
           150,267  Cummins Inc.                                      15,793,062
                                                                 ---------------
MEDIA - 1.8%
           115,481  CBS Corp. Cl B                                     2,769,234
           136,200  Disney (Walt) Co.                                  3,798,618
            22,556  Regal Entertainment Group                            424,278
           338,038  Time Warner Inc.                                   5,675,659
            52,219  Viacom Inc. Cl B                                   2,026,097
                                                                 ---------------
                                                                      14,693,886
                                                                 ---------------
METALS & MINING - 2.2%
            60,566  Freeport-McMoRan Copper &
                    Gold, Inc. Cl B                                    3,620,030
            99,506  Nucor Corp.                                       10,427,234
            41,765  Phelps Dodge Corp.                                 3,363,335
             9,336  Quanex Corporation                                   622,058
                                                                 ---------------
                                                                      18,032,657
                                                                 ---------------
MULTI-UTILITIES - 2.8%
           538,036  PG&E Corp.                                        20,929,600
            65,957  Vectren Corp.                                      1,739,946
                                                                 ---------------
                                                                      22,669,546
                                                                 ---------------
MULTILINE RETAIL - 1.3%
            79,960  Federated Department Stores, Inc.                  5,837,080
            71,765  J.C. Penney Co. Inc.                               4,335,324
                                                                 ---------------
                                                                      10,172,404
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 10.9%
           418,556  Chevron Corp.                                     24,263,691
           208,870  ConocoPhillips                                    13,190,141
           602,767  Exxon Mobil Corp.                                 36,684,399
            50,643  Marathon Oil Corp.                                 3,857,477
            70,396  Sunoco, Inc.                                       5,460,618
             3,215  Tesoro Corporation                                   219,713
            83,322  Valero Energy Corp.                                4,980,989
                                                                 ---------------
                                                                      88,657,028
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
           402,501  Louisiana-Pacific Corp.                           10,948,027
                                                                 ---------------
PHARMACEUTICALS - 6.7%
           132,160  Alpharma Inc. Cl A                                 3,544,531
           206,673  Johnson & Johnson                                 12,239,175
           192,857  King Pharmaceuticals, Inc.(1)                      3,326,783

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           508,101  Merck & Co., Inc.                                 17,900,398
           679,451  Pfizer Inc.                                       16,931,919
                                                                 ---------------
                                                                      53,942,806
                                                                 ---------------
REAL ESTATE - 2.3%
           311,943  CBL & Associates Properties, Inc.                 13,241,979
            11,395  Crescent Real Estate Equities Co.                    240,093
            56,099  iStar Financial Inc.                               2,147,470
            37,929  Lexington Corporate
                    Properties Trust                                     790,820
            12,981  Mack-Cali Realty Corp.                               623,088
            91,066  Trustreet Properties, Inc.                         1,383,293
                                                                 ---------------
                                                                      18,426,743
                                                                 ---------------
ROAD & RAIL - 1.0%
            30,515  Burlington Northern
                    Santa Fe Corp.                                     2,542,815
            17,010  CSX Corporation                                    1,017,198
            39,987  Laidlaw International, Inc.                        1,087,646
            30,070  Norfolk Southern Corp.                             1,625,885
            20,768  Union Pacific Corp.                                1,938,693
                                                                 ---------------
                                                                       8,212,237
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 2.7%
           103,955  Freescale Semiconductor Inc.
                    Cl B(1)                                            2,886,830
           785,871  Intel Corp.                                       15,206,604
           108,684  National Semiconductor Corp.                       3,025,763
             7,520  Texas Instruments Inc.                               244,174
                                                                 ---------------
                                                                      21,363,371
                                                                 ---------------
SOFTWARE - 2.2%
             3,695  BMC Software Inc.(1)                                  80,034
           631,073  Microsoft Corporation                             17,171,496
             3,835  Sybase, Inc.(1)                                       80,995
                                                                 ---------------
                                                                      17,332,525
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
           173,836  Barnes & Noble Inc.                                8,039,915
            24,790  Group 1 Automotive, Inc.                           1,178,517
            69,806  Payless ShoeSource, Inc.(1)                        1,597,859
           146,362  Sonic Automotive, Inc.                             4,063,009
                                                                 ---------------
                                                                      14,879,300
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.5%
            40,018  Fannie Mae                                         2,056,925
            84,029  Fremont General Corp.                              1,811,665
            39,315  IndyMac Bancorp, Inc.                              1,609,163
           526,862  Washington Mutual, Inc.                           22,454,859
                                                                 ---------------
                                                                      27,932,612
                                                                 ---------------

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
TOBACCO - 0.4%
            31,653  Reynolds American Inc.                             3,339,392
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.2%
            61,948  UAP Holding Corp.                                  1,331,882
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.6%
            25,303  ALLTEL Corp.                                       1,638,369
           123,045  Sprint Nextel Corp.                                3,179,483
                                                                 ---------------
                                                                       4,817,852
                                                                 ---------------
TOTAL COMMON STOCKS                                                  799,982,544
(Cost $701,625,448)                                              ---------------

TEMPORARY CASH INVESTMENTS(2)
          $100,000  FNMA Discount Notes,
                    4.61%, 4/3/06(3)                                     100,000
                                                                 ---------------
(Cost $99,974)

TOTAL INVESTMENT SECURITIES - 99.7%                                  800,082,544
                                                                 ---------------
(Cost $701,725,422)

OTHER ASSETS AND LIABILITIES - 0.3%                                    2,322,994
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $ 802,405,538
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
FNMA = Federal National Mortgage Association
(1) Non-income producing.
(2) Category is less than 0.05% of total net assets.
(3) The rate indicated is the yield to maturity at purchase.

VP INCOME AND GROWTH - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 715,607,620
                                                                 ===============
Gross tax appreciation of investments                             $ 117,655,368
Gross tax depreciation of investments                               (33,180,444)
                                                                 ---------------
Net tax appreciation of investments                               $  84,474,924
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INTERNATIONAL FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS AND RIGHTS - 98.0%
AUSTRALIA - 3.7%
           673,679  BHP Billiton Ltd.                             $   13,517,234
         1,888,810  Macquarie Infrastructure Group                     5,156,915
           321,520  National Australia Bank Ltd.                       8,686,126
            84,530  Rio Tinto Ltd.(1)                                  4,776,276
                                                                 ---------------
                                                                      32,136,551
                                                                 ---------------
AUSTRIA - 1.0%
           155,648  Erste Bank der Oesterreichischen
                    Sparkassen AG                                      9,182,514
                                                                 ---------------
BELGIUM - 1.2%
            99,820  KBC Groupe                                        10,722,529
                                                                 ---------------
FRANCE - 16.3%
           125,410  Accor SA(1)                                        7,232,880
            68,110  Alstom RGPT(2)                                     5,714,298
           304,355  Axa SA(1)                                         10,686,240
           117,830  Essilor International SA Cie
                    Generale D'Optique                                10,514,282
            87,470  Groupe Danone(1)                                  10,721,516
            38,830  Pernod-Ricard SA(1)                                7,442,951
            55,560  PPR SA(1)                                          6,712,518
            96,280  Sanofi-Aventis(1)                                  9,163,295
            97,250  Schneider Electric SA(1)                          10,505,417
            77,420  Societe Generale                                  11,648,523
            83,610  Total SA(1)                                       22,067,980
           271,210  Veolia Environnement(1)(2)                        15,069,592
           100,920  Vinci SA(1)                                        9,953,613
           100,920  Vinci SA Rights(2)                                   216,569
           153,770  Vivendi Universal SA(1)                            5,283,447
                                                                 ---------------
                                                                     142,933,121
                                                                 ---------------
GERMANY - 5.8%
            30,800  Adidas-Salomon AG                                  6,093,828
           119,750  Continental AG                                    13,190,048
            80,601  Fresenius Medical Care AG(1)                       9,635,256
           106,820  Hypo Real Estate Holding AG                        7,326,300
            37,300  SAP AG                                             8,095,283
            71,180  Siemens AG                                         6,648,447
                                                                 ---------------
                                                                      50,989,162
                                                                 ---------------
GREECE - 3.5%
           257,500  Greek Organization of Football
                    Prognostics SA                                     9,846,567
           393,820  Hellenic Telecommunications
                    Organization SA(2)                                 8,785,400
           249,980  National Bank of Greece SA                        11,759,339
                                                                 ---------------
                                                                      30,391,306
                                                                 ---------------

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HONG KONG - 0.2%
           724,000  Li & Fung Ltd.                                     1,632,837
                                                                 ---------------
INDIA - 0.3%
            62,770  Tata Consultancy Services Ltd.                     2,700,027
                                                                 ---------------
IRELAND - 2.6%
           422,010  Anglo Irish Bank Corp. plc                         6,958,371
           424,730  Bank of Ireland                                    7,878,623
           147,910  Ryanair Holdings plc ADR(1)(2)                     8,090,677
                                                                 ---------------
                                                                      22,927,671
                                                                 ---------------
ITALY - 4.2%
           426,350  Banco Popolare di Verona e
                    Novara Scrl                                       11,289,243
           283,420  ENI SpA                                            8,068,160
           379,020  Luxottica Group SpA                               10,440,382
           316,830  Saipem SpA                                         7,332,940
                                                                 ---------------
                                                                      37,130,725
                                                                 ---------------
JAPAN - 22.9%
            14,700  Advantest Corp.(1)                                 1,752,186
           129,200  Astellas Pharma Inc.                               4,906,538
           904,000  Bank of Yokohama Ltd. (The)                        7,403,729
            24,500  Daikin Industries Ltd.                               857,568
             1,170  East Japan Railway Company                         8,667,771
           125,900  Eisai Co. Ltd.(1)                                  5,487,167
            33,900  Honda Motor Co., Ltd.(1)                           2,099,579
           258,100  Hoya Corp.                                        10,415,658
            27,390  Keyence Corp.(1)                                   7,120,632
           296,000  Komatsu Ltd.                                       5,645,640
           116,000  Leopalace21 Corp.                                  4,355,975
           571,000  Matsushita Electric
                    Industrial Co., Ltd.                              12,685,655
           410,000  Matsushita Electric Works, Ltd.                    4,921,880
           436,000  Mitsubishi Electric Corp.                          3,700,472
               950  Mitsubishi UFJ Financial
                    Group, Inc.                                       14,527,846
            54,600  Murata Manufacturing Co. Ltd.                      3,697,056
            94,000  NGK Insulators Ltd.(1)                             1,380,791
           210,500  Nikko Cordial Corp.                                3,487,320
            68,200  Nitto Denko Corp.                                  5,788,352
            54,210  ORIX Corp.(1)                                     16,879,457
           230,800  Sega Sammy Holdings Inc.                           9,372,788
           140,000  Shin-Etsu Chemical Co., Ltd.                       7,600,357
           400,000  Sumitomo Heavy
                    Industries Ltd.(1)                                 3,843,507
               320  Sumitomo Mitsui Financial
                    Group Inc.                                         3,534,259
         2,121,000  Taisei Corp.                                      10,163,069
           876,000  Toray Industries Inc.(1)                           7,174,411
           310,000  Toshiba Corp.(1)                                   1,801,453

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           268,700  Toyota Motor Corp.                                14,678,570
           106,000  Yamada Denki Co. Ltd.                             12,220,552
           225,000  Yamato Holdings Co., Ltd.(1)                       4,606,952
                                                                 ---------------
                                                                     200,777,190
                                                                 ---------------
MEXICO - 1.6%
           313,760  America Movil SA de CV
                    Series L ADR                                      10,749,418
            55,080  Cemex SA de CV ADR                                 3,595,622
                                                                 ---------------
                                                                      14,345,040
                                                                 ---------------
MULTI-NATIONAL - 0.7%
           100,000  iShares MSCI EAFE Index Fund                       6,502,000
                                                                 ---------------
NETHERLANDS - 2.8%
           325,020  ASML Holding N.V.(1)(2)                            6,639,814
           178,400  ING Groep N.V. CVA                                 7,051,124
           246,110  Royal Numico N.V.(1)(2)                           10,893,991
                                                                 ---------------
                                                                      24,584,929
                                                                 ---------------
NORWAY - 2.0%
           104,029  Aker Kvaerner ASA                                  9,207,933
           802,080  Telenor ASA(1)                                     8,629,518
                                                                 ---------------
                                                                      17,837,451
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.4%
         7,402,283  China Construction
                    Bank Cl H(1)(2)                                    3,458,119
                                                                 ---------------
SINGAPORE - 0.4%
           371,000  Keppel Corp. Ltd.(1)                               3,166,723
                                                                 ---------------
SOUTH KOREA - 0.8%
            11,340  Samsung Electronics                                7,346,598
                                                                 ---------------
SPAIN - 2.4%
           341,307  Cintra Concesiones de
                    Infraestructuras de
                    Transporte SA(1)                                   4,431,805
           100,869  Grupo Ferrovial SA                                 8,156,981
           175,050  Inditex SA                                         6,759,545
           105,740  Telefonica SA                                      1,660,179
                                                                 ---------------
                                                                      21,008,510
                                                                 ---------------
SWEDEN - 0.6%
           175,530  ForeningsSparbanken AB(1)                          4,950,384
                                                                 ---------------
SWITZERLAND - 8.9%
           723,320  ABB Ltd.(1)(2)                                     9,129,955
           190,950  Compagnie Financiere
                    Richemont AG Cl A                                  9,157,395
           110,530  Lonza Group AG(1)                                  7,577,867
            16,220  Nestle SA(1)                                        4,816,52

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           339,830  Novartis AG(1)                                    18,904,796
           138,896  Roche Holding AG(1)                               20,686,524
            74,756  UBS AG                                             8,214,126
                                                                 ---------------
                                                                      78,487,191
                                                                 ---------------
UNITED KINGDOM - 15.7%
           152,980  AstraZeneca plc                                    7,703,622
           999,910  BG Group plc                                      12,492,633
         1,847,760  BP plc                                            21,208,469
           597,020  British American Tobacco plc                      14,451,534
         1,120,810  Cadbury Schweppes plc                             11,132,439
           692,380  Diageo plc                                        10,898,698
           843,830  GlaxoSmithKline plc                               22,052,292
           310,850  Man Group plc                                     13,305,465
           270,310  Marks & Spencer Group plc                          2,612,099
           355,792  Reckitt Benckiser plc                             12,516,932
           371,300  Standard Chartered plc                             9,232,732
                                                                 ---------------
                                                                     137,606,915
                                                                 ---------------
TOTAL COMMON STOCKS AND RIGHTS                                       860,817,493
(Cost $624,915,739)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.6%
       $32,000,000  FNMA Discount Notes,
                    4.61%, 4/3/06(3)                                  32,000,000
                                                                 ---------------
(Cost $31,991,804)

COLLATERAL RECEIVED FOR
SECURITIES LENDING(4) - 22.0%
REPURCHASE AGREEMENTS
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations in a pooled account at the
lending agent), 4.89%, dated 3/31/06,
due 4/3/05 (Delivery value $100,040,750)                             100,000,000
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations
in a pooled account at the lending agent),
4.875%, dated 3/31/06, due 4/3/05
(Delivery value $93,163,696)                                          93,125,864
                                                                 ---------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                   193,125,864
(Cost $193,125,864)                                              ---------------

TOTAL INVESTMENT SECURITIES - 123.6%                               1,085,943,357
                                                                 ---------------
(Cost $850,033,407)

OTHER ASSETS AND LIABILITIES - (23.6)%                             (207,377,660)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  878,565,697
                                                                 ===============

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
(AS A % OF NET ASSETS)
Financials                                                                 22.0%
Consumer Discretionary                                                     14.9%
Industrials                                                                13.1%
Health Care                                                                12.4%
Consumer Staples                                                            9.4%
Energy                                                                      9.1%
Materials                                                                   5.7%
Information Technology                                                      5.6%
Telecommunication Services                                                  3.4%
Utilities                                                                   1.7%
Diversified                                                                 0.7%
Cash and cash equivalents(+)                                                2.0%

(+) Includes temporary cash investments, collateral for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CVA = Certificaten Van Aandelen
EAFE = Europe, Australasia, and Far East
FNMA = Federal National Mortgage Association
MSCI = Morgan Stanley Capital International
(1) Security, or a portion thereof, was on loan as of March 31, 2006. The aggregate value of securities on loan at March 31, 2006, was $183,026,315.
(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

VP INTERNATIONAL - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 851,399,981
                                                                 ===============
Gross tax appreciation of investments                             $ 235,018,000
Gross tax depreciation of investments                                  (474,624)
                                                                 ---------------
Net tax appreciation of investments                               $ 234,543,376
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP LARGE COMPANY VALUE FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.9%
AEROSPACE & DEFENSE - 0.7%
               260  Northrop Grumman Corp.                         $      17,755
                                                                 ---------------
AUTO COMPONENTS - 0.2%
               280  Lear Corporation                                       4,964
                                                                 ---------------
BEVERAGES - 1.9%
               540  Coca-Cola Company (The)                               22,609
                40  Molson Coors Brewing Co.                               2,745
               650  Pepsi Bottling Group Inc.                             19,754
                                                                 ---------------
                                                                          45,108
                                                                 ---------------
CAPITAL MARKETS - 4.0%
               660  Bank of New York Co., Inc. (The)                      23,786
               470  Merrill Lynch & Co., Inc.                             37,017
               590  Morgan Stanley                                        37,064
                                                                 ---------------
                                                                          97,867
                                                                 ---------------
CHEMICALS - 2.0%
               480  du Pont (E.I.) de Nemours & Co.                       20,261
               430  PPG Industries, Inc.                                  27,240
                                                                 ---------------
                                                                          47,501
                                                                 ---------------
COMMERCIAL BANKS - 9.7%
             1,770  Bank of America Corp.                                 80,605
               300  National City Corp.                                   10,470
               250  PNC Financial Services Group                          16,828
             1,110  U.S. Bancorp                                          33,855
               750  Wachovia Corp.                                        42,038
               830  Wells Fargo & Co.                                     53,012
                                                                 ---------------
                                                                         236,808
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.3%
               440  R.R. Donnelley & Sons Company                         14,397
               480  Waste Management, Inc.                                16,944
                                                                 ---------------
                                                                          31,341
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.3%
               560  Avaya Inc.(1)                                          6,328
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.7%
             1,240  Hewlett-Packard Co.                                   40,796
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 1.3%
               240  Standard and Poor's
                    500 Depositary Receipt                                31,159
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 7.1%
             2,400  Citigroup Inc.                                       113,376
             1,440  J.P. Morgan Chase & Co.                               59,962
                                                                 ---------------
                                                                         173,338
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 4.1%
             1,510  AT&T Inc.                                             40,831
               780  BellSouth Corp.                                       27,027
               940  Verizon Communications                                32,016
                                                                 ---------------
                                                                          99,874
                                                                 ---------------
ELECTRIC UTILITIES - 2.7%
               680  Exelon Corporation                                    35,972
               980  PPL Corporation                                       28,812
                                                                 ---------------
                                                                          64,784
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.8%
             1,150  Kroger Co. (The)(1)                                   23,414
               430  Wal-Mart Stores, Inc.                                 20,313
                                                                 ---------------
                                                                          43,727
                                                                 ---------------
FOOD PRODUCTS - 2.2%
               480  H.J. Heinz Company                                    18,202
               740  Sara Lee Corp.                                        13,231
               300  Unilever N.V. New York Shares                         20,766
                                                                 ---------------
                                                                          52,199
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 0.5%
               260  HCA Inc.                                              11,905
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
               830  McDonald's Corporation                                28,519
                                                                 ---------------
HOUSEHOLD DURABLES - 0.7%
               640  Newell Rubbermaid Inc.                                16,122
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.4%
               870  General Electric Co.                                  30,259
             1,000  Tyco International Ltd.                               26,880
                                                                 ---------------
                                                                          57,139
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INSURANCE - 6.0%
               570  Allstate Corp.                                        29,703
               560  American International Group, Inc.                    37,009
               330  Hartford Financial Services
                    Group Inc. (The)                                      26,582
               190  Loews Corp.                                           19,228
               480  Marsh & McLennan
                    Companies, Inc.                                       14,093
               330  Torchmark Corp.                                       18,843
                                                                 ---------------
                                                                         145,458
                                                                 ---------------
IT SERVICES - 2.7%
               250  Computer Sciences Corp.(1)                            13,888
               380  Fiserv, Inc.(1)                                       16,169
               430  International Business
                    Machines Corp.                                        35,462
                                                                 ---------------
                                                                          65,519
                                                                 ---------------
MACHINERY - 3.1%
               240  Deere & Co.                                           18,972
               360  Dover Corp.                                           17,482
               520  Ingersoll-Rand Company Cl A                           21,731
               210  Parker-Hannifin Corp.                                 16,928
                                                                 ---------------
                                                                          75,113
                                                                 ---------------
MEDIA - 3.4%
               250  CBS Corp. Cl B                                         5,995
               440  Gannett Co., Inc.                                     26,365
             2,360  Time Warner Inc.                                      39,624
               280  Viacom Inc. Cl B                                      10,864
                                                                 ---------------
                                                                          82,848
                                                                 ---------------
METALS & MINING - 0.6%
               130  Nucor Corp.                                           13,623
                                                                 ---------------
MULTI-UTILITIES - 0.6%
               710  NiSource Inc.                                         14,356
                                                                 ---------------
MULTILINE RETAIL - 0.6%
               830  Dollar General Corp.                                  14,666
                                                                 ---------------
OFFICE ELECTRONICS - 0.7%
             1,150  Xerox Corp.(1)                                        17,480
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 12.1%
                60  Anadarko Petroleum Corp.                               6,061
               950  Chevron Corp.                                         55,072
               870  ConocoPhillips                                        54,941

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
               100  Devon Energy Corporation                               6,117
             1,790  Exxon Mobil Corp.                                    108,938
             1,040  Royal Dutch Shell plc ADR                             64,749
                                                                 ---------------
                                                                         295,878
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
               470  Weyerhaeuser Co.                                      34,042
                                                                 ---------------
PHARMACEUTICALS - 6.5%
               800  Abbott Laboratories                                   33,976
               570  Johnson & Johnson                                     33,755
               430  Merck & Co., Inc.                                     15,149
             1,670  Pfizer Inc.                                           41,616
               680  Wyeth                                                 32,994
                                                                 ---------------
                                                                         157,490
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.7%
               930  Intel Corp.                                           17,996
                                                                 ---------------
SOFTWARE - 2.4%
             1,590  Microsoft Corporation                                 43,264
             1,140  Oracle Corp.(1)                                       15,607
                                                                 ---------------
                                                                          58,871
                                                                 ---------------
SPECIALTY RETAIL - 1.0%
               750  Gap, Inc. (The)                                       14,010
               220  Home Depot, Inc. (The)                                 9,306
                                                                 ---------------
                                                                          23,316
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
               420  Liz Claiborne, Inc.                                   17,212
               270  VF Corp.                                              15,363
                                                                 ---------------
                                                                          32,575
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 4.7%
             1,170  Freddie Mac                                           71,370
               180  MGIC Investment Corp.                                 11,993
               740  Washington Mutual, Inc.                               31,539
                                                                 ---------------
                                                                         114,902
                                                                 ---------------
TOBACCO - 1.4%
               470  Altria Group Inc.                                     33,304
                                                                 ---------------

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/ PRINCIPAL AMOUNT                                              VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
               890  Sprint Nextel Corp.                                   22,998
                                                                 ---------------
TOTAL COMMON STOCKS                                                    2,327,669
(Cost $2,155,877)                                                ---------------

TEMPORARY CASH INVESTMENTS - 4.1%
          $100,000  FNMA Discount Notes,
                    4.61%, 4/3/06(2)                                     100,000
                                                                 ---------------
(Cost $99,974)

TOTAL INVESTMENT SECURITIES - 100.0%                                   2,427,669
                                                                 ---------------
(Cost $2,255,851)

OTHER ASSETS AND LIABILITIES(3)                                            (517)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   2,427,152
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.
(3) Category is less than 0.05% of total net assets.

VP LARGE COMPANY VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 2,265,119
                                                                 ===============
Gross tax appreciation of investments                               $   204,713
Gross tax depreciation of investments                                   (42,163)
                                                                 ---------------
Net tax appreciation of investments                                 $   162,550
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP MID CAP VALUE FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%
AEROSPACE & DEFENSE - 0.8%
             1,187  Honeywell International Inc.                   $      50,769
             1,759  K & F Industries Holdings Inc.(1)                     29,199
                                                                 ---------------
                                                                          79,968
                                                                 ---------------
AUTO COMPONENTS - 0.8%
             5,595  Cooper Tire & Rubber Co.                              80,232
                                                                 ---------------
AUTOMOBILES - 0.4%
             1,457  Winnebago Industries                                  44,205
                                                                 ---------------
BEVERAGES - 3.2%
             3,050  Anheuser-Busch Companies, Inc.                       130,449
             6,921  Coca-Cola Enterprises Inc.                           140,773
             1,718  Pepsi Bottling Group Inc.                             52,210
                                                                 ---------------
                                                                         323,432
                                                                 ---------------
BUILDING PRODUCTS - 1.3%
             4,011  Masco Corp.                                          130,317
                                                                 ---------------
CAPITAL MARKETS - 0.4%
               868  Edwards (A.G.), Inc.                                  43,278
                                                                 ---------------
CHEMICALS - 8.2%
             1,545  du Pont (E.I.) de Nemours & Co.                       65,214
             1,485  Ferro Corp.                                           29,700
            12,931  International Flavors &
                    Fragrances Inc.                                      443,793
             3,601  Minerals Technologies Inc.                           210,335
             4,054  Nalco Holding Co.(1)                                  71,756
                                                                 ---------------
                                                                         820,798
                                                                 ---------------
COMMERCIAL BANKS - 7.2%
               783  BancorpSouth Inc.                                     18,800
             1,441  BB&T Corporation                                      56,487
               926  Chemical Financial Corp.                              29,919
             4,344  Fifth Third Bancorp                                  170,980
             1,276  Marshall & Ilsley Corp.                               55,608
             2,170  South Financial Group Inc. (The)                      56,746
             4,576  SunTrust Banks, Inc.                                 332,949
                                                                 ---------------
                                                                         721,489
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.4%
             2,368  Aramark Corp. Cl B                                    69,951
             2,064  Republic Services, Inc. Cl A                          87,740
             2,469  Waste Management, Inc.                                87,156
                                                                 ---------------
                                                                         244,847
                                                                 ---------------

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 1.1%
               744  AptarGroup, Inc.                                      41,106
             2,363  Bemis Co., Inc.                                       74,624
                                                                 ---------------
                                                                         115,730
                                                                 ---------------
DIVERSIFIED - 1.8%
             2,288  iShares S&P MidCap
                    400 Index Fund                                       181,416
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.3%
             6,900  Commonwealth Telephone
                    Enterprises, Inc.                                    237,705
                                                                 ---------------
ELECTRIC UTILITIES - 4.1%
             3,527  Empire District Electric Co.                          78,370
            12,416  Northeast Utilities                                  242,484
             4,364  Westar Energy Inc.                                    90,815
                                                                 ---------------
                                                                         411,669
                                                                 ---------------
ELECTRICAL EQUIPMENT - 2.1%
             1,292  American Power Conversion Corp.                       29,858
             3,977  Hubbell Inc. Cl A                                    186,919
                                                                 ---------------
                                                                         216,777
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 0.2%
             1,573  Vishay Intertechnology, Inc.(1)                       22,400
                                                                 ---------------
FOOD PRODUCTS - 9.6%
               688  Campbell Soup Company                                 22,291
             6,616  ConAgra Foods, Inc.                                  141,979
             5,577  Diamond Foods Inc.                                    95,757
             2,134  General Mills, Inc.                                  108,151
             4,680  H.J. Heinz Company                                   177,466
             1,296  Kellogg Co.                                           57,076
             6,063  Kraft Foods Inc. Cl A                                183,770
             1,491  Ralcorp Holdings, Inc.(1)                             56,733
             4,111  Tyson Foods, Inc. Cl A                                56,485
               826  Unilever N.V. New York Shares                         57,176
                                                                 ---------------
                                                                         956,884
                                                                 ---------------
GAS UTILITIES - 1.4%
             3,556  Cascade Natural Gas Corp.                             70,053
             2,512  WGL Holdings Inc.                                     76,415
                                                                 ---------------
                                                                         146,468
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.3%
             3,261  Beckman Coulter, Inc.                                177,952
             5,786  National Dentex Corp.(1)                             134,409

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             1,022  Symmetry Medical Inc.(1)                              21,677
                                                                 ---------------
                                                                         334,038
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.9%
             2,518  Apria Healthcare Group Inc.(1)                        57,864
             2,427  HCA Inc.                                             111,132
             1,925  LifePoint Hospitals Inc.(1)                           59,868
             1,724  PRA International(1)                                  42,738
             2,434  Universal Health
                    Services, Inc. Cl B                                  123,622
                                                                 ---------------
                                                                         395,224
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.5%
             1,889  CEC Entertainment Inc.(1)                             63,508
             2,962  International Speedway Corp.                         150,766
             1,200  Outback Steakhouse, Inc.                              52,800
             5,040  Speedway Motorsports Inc.                            192,578
                                                                 ---------------
                                                                         459,652
                                                                 ---------------
HOUSEHOLD DURABLES - 0.4%
               540  Hunter Douglas N.V. ORD                               35,877
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.6%
             6,262  Kimberly-Clark Corp.                                 361,944
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.2%
               404  Constellation Energy Group Inc.                       22,103
                                                                 ---------------
INSURANCE - 4.8%
             1,420  Ambac Financial Group, Inc.                          113,032
             3,797  Aspen Insurance Holdings Ltd.                         93,634
             1,719  Genworth Financial Inc. Cl A                          57,466
               688  Hartford Financial Services
                    Group Inc. (The)                                      55,418
             2,116  Horace Mann Educators Corp.                           39,781
             4,478  Marsh & McLennan
                    Companies, Inc.                                      131,474
                                                                 ---------------
                                                                         490,805
                                                                 ---------------
IT SERVICES - 0.4%
               176  DST Systems, Inc.(1)                                  10,197
             2,136  NCI Inc. Cl A(1)                                      29,904
                                                                 ---------------
                                                                          40,101
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.8%
             3,800  Hasbro, Inc.                                          80,180
                                                                 ---------------
MEDIA - 1.5%
               920  ADVO, Inc.                                            29,440
             3,113  Valassis Communications, Inc.(1)                      91,429

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             3,168  Westwood One, Inc.                                    34,975
                                                                 ---------------
                                                                         155,844
                                                                 ---------------
METALS & MINING - 1.2%
             4,880  Compass Minerals
                    International Inc.                                   121,951
                                                                 ---------------
MULTI-UTILITIES - 6.8%
             2,525  Dominion Resources Inc.                              174,301
             3,464  Puget Energy Inc.                                     73,368
             2,975  Wisconsin Energy Corp.                               118,970
            17,317  XCEL Energy Inc.                                     314,303
                                                                 ---------------
                                                                         680,942
                                                                 ---------------
MULTILINE RETAIL - 2.8%
            12,546  Dollar General Corp.                                 221,687
             2,441  Family Dollar Stores, Inc.                            64,931
                                                                 ---------------
                                                                         286,618
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.2%
             7,407  Equitable Resources Inc.                             270,430
             3,117  Murphy Oil Corp.                                     155,289
                                                                 ---------------
                                                                         425,719
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.2%
             4,610  MeadWestvaco Corp.                                   125,899
                                                                 ---------------
PHARMACEUTICALS - 1.7%
             1,642  Bristol-Myers Squibb Co.                              40,410
               990  Schering-Plough Corp.                                 18,800
             3,842  Watson Pharmaceuticals, Inc.(1)                      110,419
                                                                 ---------------
                                                                         169,629
                                                                 ---------------
REAL ESTATE - 1.8%
             2,512  Annaly Mortgage
                    Management Inc.                                       30,496
             9,683  Education Realty Trust, Inc.                         148,150
                                                                 ---------------
                                                                         178,646
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 0.4%
             1,736  Applied Materials, Inc.                               30,397
               712  Teradyne, Inc.(1)                                     11,043
                                                                 ---------------
                                                                          41,440
                                                                 ---------------
SOFTWARE - 0.8%
             2,068  Reynolds & Reynolds Co. Cl A                          58,731

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
               892  Synopsys, Inc.(1)                                     19,936
                                                                 ---------------
                                                                          78,667
                                                                 ---------------
SPECIALTY RETAIL - 1.5%
             3,166  Foot Locker, Inc.                                     75,604
             4,300  Gap, Inc. (The)                                       80,324
                                                                 ---------------
                                                                         155,928
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
             1,089  Jones Apparel Group, Inc.                             38,518
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.6%
             1,527  Fannie Mae                                            78,488
             2,955  Freddie Mac                                          180,255
             1,616  MGIC Investment Corp.                                107,674
                                                                 ---------------
                                                                         366,417
                                                                 ---------------
TOTAL COMMON STOCKS                                                    9,823,757
(Cost $9,393,116)                                                ---------------

TEMPORARY CASH INVESTMENTS - 5.9%
          $600,000  FNMA Discount Notes,
                    4.61%, 4/3/06(2)                                     600,000
                                                                 ---------------
(Cost $599,846)

TOTAL INVESTMENT SECURITIES - 103.0%                                  10,423,757
                                                                 ---------------
(Cost $9,992,962)

OTHER ASSETS AND LIABILITIES - (3.0)%                                  (300,356)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  10,123,401
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                               SETTLEMENT                            UNREALIZED
 CONTRACTS TO SELL                DATE                VALUE          GAIN (LOSS)
--------------------------------------------------------------------------------
24,487  Euro for USD           4/28/2006             $29,731            $(285)
32,624  Euro for USD           4/28/2006              39,610             (363)
                                                --------------------------------
                                                     $69,341            $(648)
                                                ================================
(Value on Settlement Date $68,693)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
FNMA = Federal National Mortgage Association
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VP MID CAP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 10,152,401
                                                                 ===============
Gross tax appreciation of investments                              $    394,559
Gross tax depreciation of investments                                  (123,203)
                                                                 ---------------
Net tax appreciation of investments                                $    271,356
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP ULTRA(reg.sm) FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AIR FREIGHT & LOGISTICS - 3.4%
            23,146  C.H. Robinson Worldwide Inc.                   $   1,136,237
            22,023  Expeditors International of
                    Washington, Inc.                                   1,902,567
            35,147  FedEx Corporation                                  3,969,502
            75,252  United Parcel Service, Inc. Cl B                   5,973,504
                                                                 ---------------
                                                                      12,981,810
                                                                 ---------------
BEVERAGES - 0.4%
            28,395  PepsiCo, Inc.                                      1,640,947
                                                                 ---------------
BIOTECHNOLOGY - 2.8%
            95,957  Amgen Inc.(1)                                      6,980,872
            44,806  Genentech, Inc.(1)                                 3,786,555
                                                                 ---------------
                                                                      10,767,427
                                                                 ---------------
CAPITAL MARKETS - 2.6%
            29,772  Goldman Sachs Group, Inc. (The)                    4,673,014
            17,679  Legg Mason, Inc.                                   2,215,709
            39,592  T. Rowe Price Group Inc.                           3,096,490
                                                                 ---------------
                                                                       9,985,213
                                                                 ---------------
CHEMICALS - 0.5%
            20,980  Monsanto Co.                                       1,778,055
                                                                 ---------------
COMMERCIAL BANKS - 1.0%
            58,612  Wells Fargo & Co.                                  3,743,548
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.4%
           166,274  Cisco Systems Inc.(1)                              3,603,158
           184,896  QUALCOMM Inc.                                      9,357,586
                                                                 ---------------
                                                                      12,960,744
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.6%
           340,643  Dell Inc.(1)                                      10,137,536
                                                                 ---------------
CONSUMER FINANCE - 2.3%
           166,620  SLM Corporation                                    8,654,243
                                                                 ---------------
DIVERSIFIED - 1.2%
            36,790  Standard and Poor's
                    500 Depositary Receipt                             4,776,446
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES - 2.8%
           167,608  Apollo Group Inc. Cl A(1)                          8,801,096

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            40,125  Weight Watchers
                    International, Inc.                                2,062,425
                                                                 ---------------
                                                                      10,863,521
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.5%
             9,990  Chicago Mercantile Exchange
                    Holdings Inc.                                      4,470,525
            48,642  McGraw-Hill Companies, Inc.
                    (The)                                              2,802,752
            30,296  Moody's Corp.                                      2,164,952
                                                                 ---------------
                                                                       9,438,229
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.6%
            17,230  Schlumberger Ltd.                                  2,180,801
                                                                 ---------------
FOOD & STAPLES RETAILING - 5.9%
            38,370  Costco Wholesale Corporation                       2,078,119
           299,559  Wal-Mart Stores, Inc.                             14,151,168
           100,002  Walgreen Co.                                       4,313,086
            31,780  Whole Foods Market, Inc.                           2,111,463
                                                                 ---------------
                                                                      22,653,836
                                                                 ---------------
FOOD PRODUCTS - 0.5%
            29,750  Wrigley (Wm.) Jr. Company                          1,904,000
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.5%
            57,013  Biomet Inc.                                        2,025,102
           165,883  Boston Scientific Corp.(1)                         3,823,603
            29,590  Fisher Scientific International(1)                 2,013,600
           183,795  Medtronic, Inc.                                    9,327,595
            43,932  St. Jude Medical, Inc.(1)                          1,801,212
            72,390  Stryker Corp.                                      3,209,773
            42,032  Varian Medical Systems, Inc.(1)                    2,360,517
            60,615  Zimmer Holdings Inc.(1)                            4,097,574
                                                                 ---------------
                                                                      28,658,976
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.6%
            11,060  Express Scripts, Inc.(1)                             972,174
            37,520  Quest Diagnostics Inc.                             1,924,776
           193,354  UnitedHealth Group Incorporated                   10,800,754
                                                                 ---------------
                                                                      13,697,704
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.7%
           148,269  Carnival Corporation                               7,023,503
            45,740  Cheesecake Factory Inc.(1)                         1,712,963
             5,907  Chipotle Mexican Grill Inc. Cl A(1)                  327,189
           271,411  International Game Technology                      9,559,095
           642,010  PartyGaming plc ORD(1)                             1,479,921
            37,449  PF Chang's China Bistro, Inc.(1)                   1,845,861
           103,664  Starbucks Corporation(1)                           3,901,913
                                                                 ---------------
                                                                      25,850,445
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.1%
            16,940  D.R. Horton, Inc.                                    562,747
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.0%
            65,310  Procter & Gamble Co. (The)                         3,763,162
                                                                 ---------------
INSURANCE - 5.2%
            81,339  Aflac Inc.                                         3,670,829
            35,016  Ambac Financial Group, Inc.                        2,787,274
             3,880  Berkshire Hathaway Inc. Cl B(1)                   11,686,559
            17,380  Progressive Corp. (The)                            1,812,039
                                                                 ---------------
                                                                      19,956,701
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.2%
           230,989  Amazon.com, Inc.(1)                                8,433,408
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 7.9%
            24,260  Digital River Inc.(1)                              1,057,979
           324,148  eBay Inc.(1)                                      12,661,221
            13,590  Google Inc. Cl A(1)                                5,300,100
           115,820  VeriSign, Inc.(1)                                  2,778,522
           281,560  Yahoo! Inc.(1)                                     9,083,126
                                                                 ---------------
                                                                      30,880,948
                                                                 ---------------
IT SERVICES - 7.5%
           128,001  Accenture Ltd. Cl A                                3,848,990
           109,482  Checkfree Corp.(1)                                 5,528,841
           265,350  First Data Corp.                                  12,423,687
           179,422  Paychex, Inc.                                      7,474,721
                                                                 ---------------
                                                                      29,276,239
                                                                 ---------------
MULTILINE RETAIL - 1.1%
            80,104  Target Corporation                                 4,166,209
                                                                 ---------------
OFFICE ELECTRONICS - 0.4%
            36,750  Zebra Technologies Corp. Cl A(1)                   1,643,460
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.4%
            37,866  Apache Corp.                                       2,480,602
            94,910  Exxon Mobil Corp.                                  5,776,222
            21,020  Kinder Morgan, Inc.                                1,933,630
            36,270  Suncor Energy Inc.                                 2,793,515
                                                                 ---------------
                                                                      12,983,969
                                                                 ---------------
PERSONAL PRODUCTS - 0.8%
            95,168  Avon Products, Inc.                                2,966,387
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 3.6%
            47,045  American Pharmaceutical
                    Partners Inc.(1)                                   1,340,312
            19,046  Johnson & Johnson                                  1,127,904
           275,194  Teva Pharmaceutical
                    Industries Ltd. ADR                               11,332,489
                                                                 ---------------
                                                                      13,800,705
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.4%
           896,230  ARM Holdings plc ORD                               2,073,715
            95,930  Intel Corp.                                        1,856,246
            38,704  KLA-Tencor Corp.                                   1,871,725
            94,289  Maxim Integrated Products, Inc.                    3,502,836
           104,531  Microchip Technology Inc.                          3,794,475
                                                                 ---------------
                                                                      13,098,997
                                                                 ---------------
SOFTWARE - 5.6%
            30,810  Adobe Systems Inc.(1)                              1,075,885
           185,628  Electronic Arts Inc.(1)                           10,157,565
            27,154  Intuit Inc.(1)                                     1,444,321
           105,705  Microsoft Corporation                              2,876,233
            34,265  NAVTEQ Corp.(1)                                    1,735,522
            35,240  Red Hat Inc.(1)                                      986,015
            23,430  Salesforce.com Inc.(1)                               851,212
           141,816  Symantec Corp.(1)                                  2,386,763
                                                                 ---------------
                                                                      21,513,516
                                                                 ---------------
SPECIALTY RETAIL - 6.2%
           170,358  Bed Bath & Beyond Inc.(1)                          6,541,747
           176,580  Carmax, Inc.(1)                                    5,770,634
           103,972  Lowe's Companies, Inc.                             6,699,957
           168,195  PETsMART, Inc.                                     4,733,007
                                                                 ---------------
                                                                      23,745,345
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.9%
            49,600  Golden West Financial Corp.                        3,367,840
                                                                 ---------------
TOTAL COMMON STOCKS                                                  382,833,114
(Cost $345,440,758)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.3%
       $12,500,000  FNMA Discount Notes,
                    4.61%, 4/3/06(2)                                  12,500,000
                                                                 ---------------
(Cost $12,496,799)

TOTAL INVESTMENT SECURITIES - 102.9%                                 395,333,114
                                                                 ---------------
(Cost $357,937,557)

OTHER ASSETS AND LIABILITIES - (2.9)%                               (11,019,555)
                                                                 ---------------

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                          $ 384,313,559
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
Contracts                    Settlement                            Unrealized
to Sell                         Date               Value           Gain (Loss)
--------------------------------------------------------------------------------
988,152   GBP for USD        04/28/2006          $1,716,268          $(3,445)
                                               =================================
(Value on Settlement Date $1,712,823)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VP ULTRA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $361,444,305
                                                                 ===============
Gross tax appreciation of investments                              $ 41,943,952
Gross tax depreciation of investments                                (8,055,143)
                                                                 ---------------
Net tax appreciation of investments                                $ 33,888,809
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VALUE FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.7%
AEROSPACE & DEFENSE - 0.7%
           473,712  Honeywell International Inc.                  $   20,260,662
               500  Northrop Grumman Corp.                                34,145
                                                                 ---------------
                                                                      20,294,807
                                                                 ---------------
AUTO COMPONENTS - 0.7%
         1,370,778  Cooper Tire & Rubber Co.                          19,656,957
                                                                 ---------------
BEVERAGES - 3.5%
         1,446,400  Anheuser-Busch Companies, Inc.                    61,862,528
           141,900  Coca-Cola Company (The)                            5,941,353
         1,851,897  Coca-Cola Enterprises Inc.                        37,667,585
                                                                 ---------------
                                                                     105,471,466
                                                                 ---------------
BUILDING PRODUCTS - 1.3%
         1,188,488  Masco Corp.                                       38,613,975
                                                                 ---------------
CAPITAL MARKETS - 0.2%
            69,800  Merrill Lynch & Co., Inc.                          5,497,448
                                                                 ---------------
CHEMICALS - 7.9%
            68,600  Air Products & Chemicals, Inc.                     4,609,234
         1,179,423  du Pont (E.I.) de Nemours & Co.                   49,783,445
         3,316,845  International Flavors &
                    Fragrances Inc.                                  113,834,120
         1,005,021  Minerals Technologies Inc.(1)                     58,703,277
           509,077  Nalco Holding Co.(2)                               9,010,663
                                                                 ---------------
                                                                     235,940,739
                                                                 ---------------
COMMERCIAL BANKS - 10.0%
         3,166,000  Bank of America Corp.                            144,179,639
         1,291,510  Fifth Third Bancorp                               50,833,834
         1,320,508  SunTrust Banks, Inc.                              96,080,162
           368,900  U.S. Bancorp                                      11,251,450
                                                                 ---------------
                                                                     302,345,085
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 2.4%
           666,112  Aramark Corp. Cl B                                19,676,948
           620,026  Republic Services, Inc. Cl A                      26,357,306
           742,840  Waste Management, Inc.                            26,222,252
                                                                 ---------------
                                                                      72,256,506
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.4%
           392,800  Dell Inc.(2)                                      11,689,728
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING - 0.9%
           878,263  Bemis Co., Inc.                                   27,735,546
                                                                 ---------------
DIVERSIFIED - 1.8%
           416,000  Standard and Poor's
                    500 Depositary Receipt                            54,009,280
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.8%
         1,129,600  Citigroup Inc.                                    53,362,304
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.4%
           609,800  BellSouth Corp.                                   21,129,570
           550,002  Commonwealth Telephone
                    Enterprises, Inc.                                 18,947,569
           933,900  Verizon Communications                            31,808,634
                                                                 ---------------
                                                                      71,885,773
                                                                 ---------------
ELECTRIC UTILITIES - 1.3%
           168,086  IDACORP, Inc.                                      5,466,157
         1,663,100  Northeast Utilities                               32,480,343
                                                                 ---------------
                                                                      37,946,500
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.4%
           229,922  Hubbell Inc. Cl B                                 11,785,802
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.0%
         1,297,600  Wal-Mart Stores, Inc.                             61,298,624
                                                                 ---------------
FOOD PRODUCTS - 7.9%
         1,240,600  ConAgra Foods, Inc.                               26,623,276
           531,000  General Mills, Inc.                               26,911,079
           643,900  H.J. Heinz Company                                24,416,688
           124,038  Kellogg Co.                                        5,462,634
         4,428,960  Kraft Foods Inc. Cl A                            134,241,777
           330,700  Tyson Foods, Inc. Cl A                             4,543,818
           221,700  Unilever N.V. New York Shares                     15,346,074
                                                                 ---------------
                                                                     237,545,346
                                                                 ---------------
GAS UTILITIES - 0.7%
           718,600  WGL Holdings Inc.                                 21,859,812
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
           738,747  Beckman Coulter, Inc.                             40,313,424
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.7%
           576,000  HCA Inc.                                          26,375,040
           470,400  Universal Health
                    Services, Inc. Cl B                               23,891,616
                                                                 ---------------
                                                                      50,266,656
                                                                 ---------------

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 2.3%
           319,364  International Speedway Corp.                      16,255,628
           383,570  Outback Steakhouse, Inc.                          16,877,080
           912,353  Speedway Motorsports Inc.                         34,861,008
                                                                 ---------------
                                                                      67,993,716
                                                                 ---------------
HOUSEHOLD PRODUCTS - 3.6%
         1,843,434  Kimberly-Clark Corp.                             106,550,485
                                                                 ---------------
INDEPENDENT POWER PRODUCERS &
ENERGY TRADERS - 0.4%
           208,691  Constellation Energy Group Inc.                   11,417,485
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.3%
           265,100  General Electric Co.                               9,220,178
                                                                 ---------------
INSURANCE - 6.4%
           237,100  Allstate Corp.                                    12,355,281
           276,800  Ambac Financial Group, Inc.                       22,033,280
           778,199  American International Group, Inc.                51,431,172
               679  Berkshire Hathaway Inc. Cl A(2)                   61,347,650
           110,800  Hartford Financial
                    Services Group Inc. (The)                          8,924,940
         1,217,855  Marsh & McLennan
                    Companies, Inc.                                   35,756,223
                                                                 ---------------
                                                                     191,848,546
                                                                 ---------------
IT SERVICES - 1.1%
           388,900  International Business
                    Machines Corp.                                    32,072,583
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.6%
           819,100  Hasbro, Inc.                                      17,283,010
                                                                 ---------------
MEDIA - 1.4%
           337,976  New York Times Co. (The) Cl A                      8,554,173
           923,300  Time Warner Inc.                                  15,502,207
            47,982  Tribune Co.                                        1,316,146
         1,500,300  Westwood One, Inc.                                16,563,312
                                                                 ---------------
                                                                      41,935,838
                                                                 ---------------
MULTI-UTILITIES - 4.7%
           168,662  Ameren Corp.                                       8,402,741
           606,171  Dominion Resources Inc.                           41,843,984
           820,500  Wisconsin Energy Corp.                            32,811,795
         3,241,600  XCEL Energy Inc.                                  58,835,040
                                                                 ---------------
                                                                     141,893,560
                                                                 ---------------
MULTILINE RETAIL - 2.5%
         2,886,300  Dollar General Corp.                              51,000,921

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           854,373  Family Dollar Stores, Inc.                        22,726,322
                                                                 ---------------
                                                                      73,727,243
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 7.0%
            85,978  BP plc ADR                                         5,927,323
         1,185,800  Chevron Corp.                                     68,740,827
         1,075,500  Equitable Resources Inc.                          39,266,505
           919,300  Exxon Mobil Corp.                                 55,948,598
           466,800  Murphy Oil Corp.                                  23,255,976
           255,813  Royal Dutch Shell plc ADR                         15,926,917
                                                                 ---------------
                                                                     209,066,146
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
           892,862  MeadWestvaco Corp.                                24,384,061
           111,000  Weyerhaeuser Co.                                   8,039,730
                                                                 ---------------
                                                                      32,423,791
                                                                 ---------------
PHARMACEUTICALS - 5.3%
         1,174,700  Abbott Laboratories                               49,889,509
         1,024,624  Bristol-Myers Squibb Co.                          25,215,997
           272,300  Eli Lilly and Company                             15,058,190
           453,983  Merck & Co., Inc.                                 15,993,821
         1,267,800  Pfizer Inc.                                       31,593,576
           726,956  Watson Pharmaceuticals, Inc.(2)                   20,892,715
                                                                 ---------------
                                                                     158,643,808
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 1.8%
           258,000  Applied Materials, Inc.                            4,517,580
         2,582,600  Intel Corp.                                       49,973,310
                                                                 ---------------
                                                                      54,490,890
                                                                 ---------------
SOFTWARE - 1.5%
         1,319,400  Microsoft Corporation                             35,900,874
           307,793  Reynolds & Reynolds Co. Cl A                       8,741,321
                                                                 ---------------
                                                                      44,642,195
                                                                 ---------------
SPECIALTY RETAIL - 2.5%
           807,000  Foot Locker, Inc.                                 19,271,160
         1,224,200  Gap, Inc. (The)                                   22,868,056
           761,049  Home Depot, Inc. (The)                            32,192,373
                                                                 ---------------
                                                                      74,331,589
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
            73,300  Liz Claiborne, Inc.                                3,003,834
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.8%
           809,100  Fannie Mae                                        41,587,740

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
           876,024  Freddie Mac                                       53,437,464
           278,022  MGIC Investment Corp.                             18,524,606
                                                                 ---------------
                                                                     113,549,810
                                                                 ---------------
TOTAL COMMON STOCKS                                                2,863,870,485
(Cost $2,688,991,089)                                            ---------------

TEMPORARY CASH INVESTMENTS - 4.4%
      $132,900,000  FNMA Discount Notes,
                    4.61%, 4/3/06(3)                                 132,900,000
                                                                 ---------------
(Cost $132,865,963)

TOTAL INVESTMENT SECURITIES - 100.1%                               2,996,770,485
                                                                 ---------------
(Cost $2,821,857,052)

OTHER ASSETS AND LIABILITIES - (0.1)%                                (2,834,336)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $2,993,936,149
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                SETTLEMENT                           UNREALIZED
   CONTRACTS TO SELL               DATE               VALUE          GAIN (LOSS)
--------------------------------------------------------------------------------
 5,696,092  Euro for USD        4/28/2006         $  6,915,912       $(120,490)
13,744,089  Euro for USD        4/28/2006           16,687,391        (153,115)
 2,575,722  GBP for USD         4/28/2006            4,473,635         (14,356)
                                               ---------------------------------
                                                  $ 28,076,938       $(287,961)
                                               =================================
(Value on Settlement Date $27,788,977)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FNMA = Federal National Mortgage Association
GBP = British Pound
USD = United States Dollar
(1) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 1 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the three months ended March 31, 2006.)
(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase.

VP VALUE - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended March 31, 2006 follows:

                            12/31/05                                                   3/31/06
                            SHARE     PURCHASE    SALES     REALIZED     DIVIDEND  SHARE      MARKET
                            BALANCE   COST        COST      GAIN (LOSS)  INCOME    BALANCE    VALUE
                            -----------------------------------------------------------------------------
Minerals Technologies Inc.  894,595   $6,983,139  $951,239  $(84,756)    $49,936   1,005,021  $58,703,277
                                      ===========================================             ===========

2. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $2,880,329,273
                                                                 ===============
Gross tax appreciation of investments                            $  173,996,961
Gross tax depreciation of investments                               (57,555,749)
                                                                 ---------------
Net tax appreciation of investments                              $  116,441,212
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP VISTA(reg.sm) FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.5%
AEROSPACE & DEFENSE - 3.5%
            13,750  BE Aerospace, Inc.(1)                          $     345,400
             7,817  Precision Castparts Corp.                            464,330
                                                                 ---------------
                                                                         809,730
                                                                 ---------------
AUTOMOBILES - 0.3%
             1,152  Thor Industries Inc.                                  61,471
                                                                 ---------------
CAPITAL MARKETS - 7.4%
             2,940  Affiliated Managers Group Inc.(1)                    313,433
            17,391  E*TRADE Financial Corp.(1)                           469,210
             9,245  Investment Technology
                    Group Inc.(1)                                        460,401
            15,042  Janus Capital Group Inc.                             348,523
             1,973  Jefferies Group, Inc.                                115,421
                                                                 ---------------
                                                                       1,706,988
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 0.8%
             6,585  Foundry Networks, Inc.(1)                            119,584
             2,854  Redback Networks Inc.(1)                              61,903
                                                                 ---------------
                                                                         181,487
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.6%
             2,758  Rackable Systems, Inc.(1)                            145,760
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 8.8%
             2,651  EMCOR Group Inc.(1)                                  131,649
            14,168  Foster Wheeler Ltd.(1)                               670,288
             1,302  Jacobs Engineering Group Inc.(1)                     112,935
            14,265  McDermott International, Inc.(1)                     776,729
            21,796  Quanta Services, Inc.(1)                             349,172
                                                                 ---------------
                                                                       2,040,773
                                                                 ---------------
CONSTRUCTION MATERIALS - 3.4%
             5,288  Cemex SA de CV ADR                                   345,201
             3,487  Martin Marietta Materials, Inc.                      373,213
               688  Vulcan Materials Co.                                  59,615
                                                                 ---------------
                                                                         778,029
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.7%
             1,823  AllianceBernstein Holding L.P.(1)                    120,774
               818  Nasdaq Stock Market, Inc.
                    (The)(1)                                              32,753
                                                                 ---------------
                                                                         153,527
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.1%
            20,320  ABB Ltd. ORD(1)                                      256,485
             3,298  Alstom RGPT ORD(1)                                   276,696
             5,789  General Cable Corp.(1)                               175,580
                                                                 ---------------
                                                                         708,761
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.9%
             6,661  Agilent Technologies, Inc.(1)                        250,120
             1,777  Multi-Fineline Electronix, Inc.(1)                   103,937
             5,432  Sunpower Corp. Cl A(1)                               207,285
             3,155  Tektronix, Inc.                                      112,665
                                                                 ---------------
                                                                         674,007
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.4%
             6,006  Diamond Offshore Drilling, Inc.                      537,537
             2,562  Helmerich & Payne, Inc.                              178,879
             1,891  National Oilwell Varco, Inc.(1)                      121,251
             3,919  Weatherford International Ltd.(1)                    179,294
                                                                 ---------------
                                                                       1,016,961
                                                                 ---------------
FOOD PRODUCTS - 1.9%
            12,904  Archer-Daniels-Midland Co.                           434,220
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
             3,130  Hologic, Inc.(1)                                     173,245
             1,924  Varian Medical Systems, Inc.(1)                      108,052
                                                                 ---------------
                                                                         281,297
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 7.6%
             5,551  Aetna Inc.                                           272,776
             8,463  AmerisourceBergen Corp.                              408,509
             1,270  Express Scripts, Inc.(1)                             111,633
             8,290  Humana Inc.(1)                                       436,469
             2,071  Omnicare, Inc.                                       113,884
            12,174  Pharmaceutical Product
                    Development, Inc.                                    421,342
                                                                 ---------------
                                                                       1,764,613
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 6.5%
             1,295  Chipotle Mexican Grill Inc. Cl A(1)                   71,730
             3,670  Harrah's Entertainment, Inc.                         286,113
             5,963  International Game Technology                        210,017
             3,159  Las Vegas Sands Corp.(1)                             178,989
             5,432  Penn National Gaming, Inc.(1)                        229,122
             6,582  Pinnacle Entertainment Inc.(1)                       185,415
             4,360  Station Casinos Inc.                                 346,053
                                                                 ---------------
                                                                       1,507,439
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INSURANCE - 1.0%
             2,669  AON Corp.                                            110,790
             1,920  Berkley (W.R.) Corp.                                 111,475
                                                                 ---------------
                                                                         222,265
                                                                 ---------------
IT SERVICES - 0.6%
             3,103  Satyam Computer
                    Services Ltd. ADR                                    135,787
                                                                 ---------------
MACHINERY - 5.2%
            14,923  JLG Industries Inc.                                  459,479
             5,675  Manitowoc Co.                                        517,276
             2,857  Terex Corp.(1)                                       226,389
                                                                 ---------------
                                                                       1,203,144
                                                                 ---------------
MEDIA - 0.5%
             1,968  Focus Media Holding Ltd. ADR(1)                      114,183
                                                                 ---------------
METALS & MINING - 7.4%
             7,398  Allegheny Technologies Inc.                          452,610
             1,645  IPSCO Inc.                                           171,228
            12,021  Oregon Steel Mills, Inc.(1)                          615,115
             9,755  Titanium Metals Corp.(1)                             473,605
                                                                 ---------------
                                                                       1,712,558
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 3.2%
             2,713  ATP Oil & Gas Corp.(1)                               119,128
             4,786  Peabody Energy Corp.                                 241,262
            12,002  Southwestern Energy Company(1)                       386,344
                                                                 ---------------
                                                                         746,734
                                                                 ---------------
REAL ESTATE - 1.5%
            10,000  Mitsui Fudosan Co. Ltd. ORD                          229,812
            13,000  Tokyu Land Corp. ORD                                 116,189
                                                                 ---------------
                                                                         346,001
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 6.8%
             9,618  Advanced Micro Devices, Inc.(1)                      318,933
             2,572  Cymer, Inc.(1)                                       116,872
             2,960  Diodes Inc.(1)                                       122,840
             8,299  Intersil Corp. Cl A                                  240,007
             2,448  Lam Research Corp.(1)                                105,264
             2,026  Marvell Technology Group Ltd.(1)                     109,607
             9,115  MEMC Electronic Materials Inc.(1)                    336,525
             3,726  Microsemi Corporation(1)                             108,464
             3,749  OmniVision Technologies, Inc.(1)                     113,220
                                                                 ---------------
                                                                       1,571,732
                                                                 ---------------

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                               VALUE
--------------------------------------------------------------------------------
SOFTWARE - 0.8%
             8,526  BEA Systems Inc.(1)                                  111,947
             6,083  Nuance Communications, Inc.(1)                        71,840
                                                                 ---------------
                                                                         183,787
                                                                 ---------------
SPECIALTY RETAIL - 2.4%
             2,952  AnnTaylor Stores Corporation(1)                      108,604
             8,809  Circuit City Stores Inc.                             215,644
             6,069  Office Depot, Inc.(1)                                226,010
                                                                 ---------------
                                                                         550,258
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
               438  Puma AG Rudolf Dassler
                    Sport ORD                                            165,926
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 2.0%
             2,202  Watsco Inc.                                          156,452
             4,389  WESCO International Inc.(1)                          298,496
                                                                 ---------------
                                                                         454,948
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 13.3%
            20,420  America Movil SA de CV
                    Series L ADR                                         699,589
            16,899  American Tower Corp. Cl A(1)                         512,378
             7,757  Crown Castle
                    International Corp.(1)                               219,911
            20,429  NII Holdings, Inc.(1)                              1,204,699
            18,737  SBA Communications Corp.
                    Cl A(1)                                              438,633
                                                                 ---------------
                                                                       3,075,210
                                                                 ---------------
TOTAL COMMON STOCKS                                                   22,747,596
(Cost $18,309,092)                                               ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
          $200,000  FNMA Discount Notes,
                    4.61%, 4/3/06(2)                                     200,000
                                                                 ---------------
(Cost $199,949)

TOTAL INVESTMENT SECURITIES - 99.4%                                   22,947,596
                                                                 ---------------
(Cost $18,509,041)

OTHER ASSETS AND LIABILITIES - 0.6%                                      139,893
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  23,087,489
                                                                 ===============

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                               SETTLEMENT                            UNREALIZED
    CONTRACTS TO SELL             DATE              VALUE            GAIN (LOSS)
--------------------------------------------------------------------------------
   161,544  CHF for USD        4/28/2006          $124,257             $  (789)
    77,022  Euro for USD       4/28/2006            93,517                (896)
   102,613  Euro for USD       4/28/2006           124,588              (1,143)
20,174,000  JPY for USD        4/28/2006           172,010                (666)
                                             -----------------------------------
                                                  $514,372             $(3,494)
                                             ===================================
(Value on Settlement Date $510,878)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
FNMA = Federal National Mortgage Association
JPY = Japanese Yen
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

VP VISTA - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 18,542,117
                                                                 ===============
Gross tax appreciation of investments                              $  4,469,628
Gross tax depreciation of investments                                   (64,149)
                                                                 ---------------
Net tax appreciation of investments                                $  4,405,479
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:      /s/ William M. Lyons
         --------------------------------------------
         Name:   William M. Lyons
         Title:  President

Date:    May 25, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         --------------------------------------------
         Name:   William M. Lyons
         Title:  President
                 (principal executive officer)

Date:    May 25, 2006

By:      /s/  Maryanne L. Roepke
         --------------------------------------------
         Name:   Maryanne L. Roepke
         Title:  Sr. Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    May 25, 2006